	  As filed with the Securities and Exchange Commission November 8, 1995
						    Registration No. 2-99584
-------------------------------------------------------------------------------
		      SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549
		      ----------------------------------

				   FORM N-1A

		       REGISTRATION STATEMENT UNDER THE
			    SECURITIES ACT OF 1933
			POST-EFFECTIVE AMENDMENT NO. 12
				    and/or
		       REGISTRATION STATEMENT UNDER THE
			INVESTMENT COMPANY ACT OF 1940
			       AMENDMENT NO. 15
		      ----------------------------------

		 P L A N  I N V E S T M E N T  F U N D, I N C.
	      (Exact Name of Registrant as Specified in Charter)

			    676 St. Clair Street
			    Chicago, Illinois                  60611
		  (Address of Principal Executive Offices) (Zip Code)

	  Registrant's Telephone Number, including Area Code (312) 440-6372

				       Copy to:
PHILIP A. GOSS, PRESIDENT              BURTON X. ROSENBERG, ESQ.
676 St. Clair Street                   Seyfarth, Shaw, Fairweather & Geraldson
Chicago, Illinois 60611                55 E. Monroe Street
(Name and Address of Agent             Chicago, Illinois   60603
for Service)

	    It is proposed that this filing will become effective /X/ immediately upon filing pursuant to paragraph (b) / / on (date) pursuant to paragraph (b)
	    / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
	    / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

	    If appropriate, check the following
	    / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

-------------------------------------------------------------------------------
Registrant has elected to maintain registration of an indefinite number of Participation Certificates ("PCs") pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its fiscal year ended December 31, 1994 was filed with the Securities and Exchange Commission on February 28, 1995.

			     CROSS-REFERENCE SHEET
			   (as required by Rule 495)

N-1A Item No.                                   Location
-------------                                   --------
PART A                                          PROSPECTUS

      Item 1.     Cover Page                    Cover Page

      Item 2.     Synopsis                      Prospectus Summary and
						Introduction; Portfolio
						Fee Tables

      Item 3.     Condensed Financial           Financial Highlights
		  Information

      Item 4.     General Description           Cover Page; Investment
		  of Registrant                 Objectives and Policies;
						Description of Participation
						Certificates


      Item 5.     Management of the Fund        Management of the Investment
						Company

      Item 5A.    Management's                  Financial Highlights
		  Discussion of
		  Fund Performance

      Item 6.     Capital Stock and             Dividends; Taxes;
		  Other Securities              Management of the
						Investment Company;
						Description of Participation
						Certificates; Performance
						Information; General
						Information

      Item 7.     Purchase of Securities        Purchase and Redemption of
		  Being Offered                 Participation Certificates;
						Management of the Investment
						Company; Net Asset Value

      Item 8.     Redemption or                 Purchase and Redemption of
		  Repurchase                    Participation Certificates;
						Net Asset Value

      Item 9.     Legal Proceedings             Not Applicable

N-1A Item No.                                   Location
-------------                                   --------
PART B                                          STATEMENT OF ADDITIONAL
						INFORMATION

      Item 10.    Cover Page                    Cover Page

      Item 11.    Table of Contents             Table of Contents

      Item 12.    General Information           See Prospectus --
		  and History                   "Description of Participation
						Certificates"

      Item 13.    Investment Objectives         Investment Objectives and
		  and Policies                  Policies

      Item 14.    Management of the             Management of the Investment
		  Fund                          Company

      Item 15.    Control Persons and           Additional Description
		  Principal Holders of          Concerning Investment
		  Securities                    Company Participation
						Certificates

      Item 16.    Investment Advisory           Management of the Investment
		  and Other Services            Company; See Prospectus --
						"Management of the Investment
						Company"

      Item 17.    Broker Allocation             Investment Objectives and
		  and Other Practices           Policies

      Item 18.    Capital Stock and             Additional Information
		  Other Securities              Concerning Investment Company
						Participation Certificates;
						Miscellaneous; See Prospectus
						-- "Dividends", "Taxes" and
						"Description of Participation
						Certificates"

      Item 19.    Purchase, Redemption          Additional Purchase and
		  and Pricing of                Redemption Information
		  Securities Being
		  Offered

      Item 20.    Tax Status                    Additional Information
						Concerning Taxes; See
						Prospectus -- "Dividends" and
						"Taxes"

      Item 21.    Underwriters                  Not Applicable

      Item 22.    Calculation of                Performance Information
		  Performance Data

      Item 23.    Report of Independent         Report of Independent
		  Certified Public              Accountants and
		  Accountants                   Financial Statements

N-1A Item No.                                   Location
-------------                                   --------
      Item 24.    Financial Statements          Report of Independent
						Accountants and
						Financial Statements


PART C                                          OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement

		     Prospectus dated November 8, 1995

			 PLAN INVESTMENT FUND, INC.

  Plan Investment Fund, Inc. (the "Investment Company") is a diversified open-end management investment company available for members and licensees of the Blue Cross and Blue Shield Association, an association of independent Blue Cross and Blue Shield Plans, and certain related organizations. The Investment Company was organized to offer portfolios designed to provide liquidity and professional investment management and at present offers Participation Certificates (individually, a "PC" and, collectively, "PCs") in three (3) separate portfolios:

       The Government/REPO Portfolio seeks a high level of current income consistent with stability of principal by investing in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations, having maturities of one (1) year or less. The dollar-weighted average maturity of the Government/REPO Portfolio will not exceed seven (7) days.

       The Money Market Portfolio seeks a high level of current income consistent with stability of principal by investing in high quality money market instruments, including U.S. Government, bank and commercial obligations having remaining maturities of one year or less. The dollar-weighted average maturity of the Money Market Portfolio will not exceed ninety (90) days.

       The Short-Term Portfolio also invests in high quality U.S.
     Government, bank and commercial obligations, but typically with longer maturities than the Money Market Portfolio, and seeks to maximize total return, which includes interest income and capital gains and losses, consistent with preservation of capital. The Short-Term Portfolio may buy instruments having remaining maturities, or their duration equivalent, of five and a quarter (5 1/4) years. The dollar-weighted maturity of the Short-Term Portfolio will not exceed three hundred sixty
     (360) days.

  For information on new account applications, call Health Plans Capital Services Corp ("CSC") at (312) 440-6372. To place purchase or redemption orders, or to request yield information, call PFPC Inc. ("PFPC"), the Transfer Agent for the Investment Company, at (800) 821-9771.

  This Prospectus, which should be retained for future reference, sets forth concisely the information about the Investment Company that a prospective investor should review carefully before investing in the Investment Company. Additional information about the Investment Company has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated November 8, 1995. This information is incorporated herein by reference and is available without charge upon request from CSC, 676 St. Clair Street, Chicago, Illinois 60611.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GOVERNMENT/REPO PORTFOLIO AND MONEY MARKET PORTFOLIO PARTICIPATION CERTIFICATES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THESE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER PARTICIPATION CERTIFICATE.

		      PROSPECTUS SUMMARY AND INTRODUCTION

(The information below should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.)

THE PORTFOLIOS AND THE INVESTMENT COMPANY'S INVESTMENT OBJECTIVES

  The Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") are portfolios of Plan Investment Fund, Inc., a diversified, open-end management investment company. Each Portfolio is represented by a class of Participation Certificates separate from those of the Investment Company's other Portfolios. Unless otherwise indicated, all statements made in this Prospectus refer to all three Portfolios.

  The Government/REPO Portfolio seeks a high level of current income consistent with stability of principal by investing in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Money Market Portfolio seeks a high level of current income consistent with stability of principal by investing in high quality money market instruments, including U.S. Government, bank and commercial obligations. The Short-Term Portfolio also invests in high quality U. S. Government, bank and commercial obligations, but typically with longer maturities, and seeks to maximize total return, which includes interest income and capital gains and losses, consistent with preservation of capital.

IMVESTORS IN THE PORTFOLIOS

  The Investment Company is designed for and permits investment exclusively by entities within the Blue Cross and Blue Shield system of independent Plans which include (i) Blue Cross Plans, Blue Shield Plans, and Blue Cross and Blue Shield Plans (individually, a "Plan" and, collectively, the "Plans"), the Blue Cross and Blue Shield Association and BCS Financial Corporation, and (ii) CSC. Also eligible to use the Investment Company are subsidiaries and affiliates of any of these entities. The above investors may be referred to individually as a "BCBS Investor" and collectively as "BCBS Investors".

ADVANTAGES OF THE PORTFOLIOS

  The Portfolios offer investors professionally managed, convenient, highly liquid, diversified, high quality investment vehicles designed to ease and assist liquidity management. Investments in PCs of the Portfolios are designed to relieve investors of such decisions and administrative tasks involved in the direct purchase of liquidity investments as scheduling maturities and reinvestments, safekeeping securities, and surveying the market for the best price at which to buy or sell. In addition, the Investment Company offers investors seeking a liquid investment a choice between (i) PCs of the Government/REPO Portfolio, which normally will have a constant net asset value per PC of $1.00 and which will have a dollar-weighted average portfolio maturity of not more than seven (7) days,
(ii) PCs of the Money Market Portfolio, which normally will have a constant net asset value per PC of $1.00 and which will have a dollar-weighted average portfolio maturity of not more than ninety (90) days, and (iii)
PCs of the Short-Term Portfolio, which will be valued at the market value of its investments and which will have a dollar-weighted average portfolio maturity of not more than three hundred sixty (360) days. Securities whose maturities are measured on an average life or duration basis are converted to an average maturity for the purpose of calculating the Short-Term Portfolio dollar-weighted average maturity. Investors may allocate their investments between the Portfolios at their discretion and may change such allocations at any time.

PURCHASE AND REDEMPTION OF PCS OF THE GOVERNMENT/REPO PORTFOLIO AND THE MONEY MARKET PORTFOLIO

  Purchase orders for the Government/REPO Portfolio and the Money Market Portfolio which are received by 12 Noon (Eastern Time) will be executed at the net asset value determined at 12 Noon (Eastern Time) that day if PNC Bank, National Association ("PNC Bank") receives Federal funds by 4:00 P.M. (Eastern Time). In addition, purchase orders for the Government/REPO and the Money Market Portfolios which are received after 12 Noon (Eastern
Time) but before 1:00 P.M. (Eastern Time) from investors in the Mountain Time Zone, or before 2:00 P.M. (Eastern Time) from investors in the Pacific Time Zone, will be executed at the net asset value determined at 4:00 P.M. (Eastern Time) that day if PNC Bank receives Federal funds by 4:00 P.M. (Eastern Time) that day. Orders received after 12 Noon (Eastern Time) from investors in the Eastern Time Zone or the Central Time Zone, after 1:00 P.M. (Eastern Time) from investors in the Mountain Time Zone, or after 2:00 P.M. (Eastern Time) from investors in the Pacific Time Zone, and orders for which payment has not been received by 4:00 P.M. (Eastern Time), will not be accepted and notice thereof will be given to the investor placing the order. Redemption requests will be executed and proceeds will be paid to redeeming PC holders on the same day of the redemption request if the redemption request is received before 12 Noon (Eastern Time) from PC holders in the Eastern and Central Time Zones, before 1:00 P.M. (Eastern Time) from PC holders located in the Mountain Time Zone, and before 2:00 P.M. (Eastern
Time) from PC holders located in the Pacific Time Zone. Investors in the Government/REPO Portfolio and the Money Market Portfolio may use purchase and redemption procedures to effect inter-Plan transfers. (See "Purchase and Redemption of Participation Certificates--Transfer Payments".)

PURCHASE AND REDEMPTION OF PCS OF THE SHORT-TERM PORTFOLIO

  Purchase orders for the Short-Term Portfolio received before 4:00 P.M. (Eastern Time) will be priced at the net asset value determined on that day and will be executed as of the beginning of business on the following Business Day if payment in Federal funds has been received by 4:00 P.M. (Eastern Time) on the day the order is executed. Redemption orders received before 4:00 P.M. (Eastern Time) will be priced at the net asset value determined as of 4:00 P.M. (Eastern Time) on that day and will be executed as of the beginning of business on the following Business Day. Proceeds will be wired on the day the redemption order is executed.

INVESTMENT ADVISERS AND SERVICE AGENTS

  PNC Institutional Management Corporation ("PIMC") is the investment adviser of the Government/REPO Portfolio and the Money Market Portfolio and the service agent of all three of the Investment Company's
Portfolios. Neuberger & Berman, a New York limited partnership ("N&B"), is the investment adviser of the Short-Term Portfolio. (PIMC and N&B sometimes are referred to herein collectively as the "Investment Advisers"; PIMC sometimes is referred to herein as the "Service Agent".) (See "Management of the Investment Company--Investment Advisers and Service Agent".)

CUSTODIAN, TRANSFER AGENT AND ADMINISTRATOR

  PNC Bank is the Investment Company's custodian; PFPC is the Investment Company's transfer agent; and CSC is the Investment Company's administrator. (See "Management of the Investment Company--Custodian and Transfer Agent" and "Management of the Investment Company--Administrator".)

			     PORTFOLIO FEE TABLES

PARTICIPATION CERTIFICATE HOLDER TRANSACTION EXPENSE

  The Investment Company does not charge any form of sales load, redemption fee or exchange fee.

  The following tables summarize other costs and expenses that investors bear directly or indirectly.


		       GOVERNMENT/REPO PORTFOLIO

GOVERNMENT/REPO PORTFOLIO ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     Management Fees (net of waivers)..................     0.09%
     12b-1 Fees........................................     0.00%
     Other Expenses (net of waivers)...................     0.06%
							    -----
      Total Portfolio Operating Expenses (net of waivers).  0.15%
							    =====

Government/REPO Portfolio annual operating expenses are based on projections of other expenses the Portfolio will incur and voluntary waivers of fees by the investment advisor and the administrator. Without these waivers, management fees would be .20%, estimated other expenses would be .08% and total expenses would be .28%.

GOVERNMENT/REPO PORTFOLIO EXAMPLE

Investors would pay the following expenses          One  Three
on a $1,000 investment, assuming (1) 5%             Year Years
annual return, (2) reinvestment of                  ---- -----
dividends and (3) redemption at the end
of each time period: ...........................     $2    $5

The amounts contained in this example assume waivers of fees by the investment adviser and administrator and would be higher if these waivers were discontinued.

			   MONEY MARKET PORTFOLIO

MONEY MARKET PORTFOLIO ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     Management Fees...................................    0.17%
     12b-1 Fees........................................    0.00%
     Other Expenses....................................    0.09%
							   -----
	Total Portfolio Operating Expenses.............    0.26%
							   =====

MONEY MARKET PORTFOLIO EXAMPLE

Investors would pay the following expenses          One  Three Five  Ten
on a $1,000 investment, assuming (1) 5%             Year Years Years Years
annual return, (2) reinvestment of                  ---- ----- ----- -----
dividends and (3) redemption at the end
of each time period: ...........................     $3   $8    $15   $33

			    SHORT-TERM PORTFOLIO

SHORT-TERM PORTFOLIO ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     Management Fees (net of waivers)...................    0.15%
     12b-1 Fees.........................................    0.00%
     Other Expenses (net of waivers)....................    0.15%
							    -----
      Total Portfolio Operating Expenses (net of waivers).  0.30%
							    =====

Without the waiver of advisory fees, the total operating expense would be .37% based on actual costs for the fiscal year ended December 31, 1994.


SHORT-TERM PORTFOLIO EXAMPLE

Investors would pay the following expenses          One  Three Five  Ten
on a $1,000 investment, assuming (1) 5%             Year Years Years Years
annual return, (2) reinvestment of                  ---- ----- ----- -----
dividends and (3) redemption at the end
of each time period: ...........................     $3   $10   $17   $38


  The purpose of these fee tables is to assist the investor in understanding the various costs and expenses that an investor in the Portfolios will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of the Investment Company" and "Purchase and Redemption of Participation Certificates" in this prospectus and the financial statements and related notes contained in the Statement of Additional Information. Coopers & Lybrand L.L.P., the Investment Company's independent accountants, has not audited the above tables and examples.

THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESSER THAN THOSE SHOWN.

			     FINANCIAL HIGHLIGHTS

  The following information regarding per participation certificate income and principal changes has been derived from the Investment Company's financial statements which are included in the Statement of Additional Information. The financial data below should be read in conjunction with the financial statements and related notes. The Investment Company's financial statements and financial highlights have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is contained in the Statement of Additional Information along with the financial statements. The Investment Company's annual report contains additional performance information and will be made available upon request without charge.
Financial highlights are not presented for the Government/REPO Portfolio because it did not commence operations prior to December 31, 1994.

			       FINANCIAL HIGHLIGHTS
			       --------------------
	(FOR A PARTICIPATION CERTIFICATE OUTSTANDING THROUGHOUT THE PERIOD)

								  MONEY MARKET PORTFOLIO
				   --------------------------------------------------------------------------------------------
							  Year Ended December 31,                                       3/11/87(1)
				   --------------------------------------------------------------------------------    through
				     1994        1993        1992        1991        1990        1989        1988      12/31/87
				   --------    --------    --------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of
  Period . . . . . . . . . . . .   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
				   --------    --------    --------    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS:

Net Investment Income. . . . . .       .041        .030        .037        .060        .080        .090        .074        .053
Net Realized and Unrealized Gain
  (Loss) on Investments. . . . .          0           0           0           0           0           0           0           0
				   --------    --------    --------    --------    --------    --------    --------    --------
Total From Investment Operations       .041        .030        .037        .060        .080        .090        .074        .053
				   --------    --------    --------    --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:

Dividends to PC holders from
  Net Investment Income. . . . .      (.041)      (.030)      (.037)      (.060)      (.080)      (.090)      (.074)      (.053)
Distributions to PC holders from
  Net Capital Gains. . . . . . .          0           0           0           0           0           0           0           0
				   --------    --------    --------    --------    --------    --------    --------    --------
Total Distributions. . . . . . .      (.041)      (.030)      (.037)      (.060)      (.080)      (.090)      (.074)      (.053)
				   --------    --------    --------    --------    --------    --------    --------    --------
Net Asset Value, End of Period     $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
				   ========    ========    ========    ========    ========    ========    ========    ========
Total Return . . . . . . . . . .      4.21%       3.07%       3.73%       6.16%       8.29%       9.40%       7.64%       5.46%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000)..  $451,367    $474,838    $390,581    $642,583    $460,402    $303,688    $127,480    $140,212
Ratio of Expenses to Average Net
  Assets(3)                            .26%        .24%        .23%        .25%        .28%        .30%        .30%        .30%(2)
Ratio of Net Investment Income
  to Average Net Assets . . . . .     4.15%       3.02%       3.68%       5.97%       8.02%       8.94%       7.45%       6.78%(2)
--------------------------

1 From March 11, 1987 commencement of operations.

2 Annualized.

3 Without the waiver of advisory, administration and service agent fees, the ratio of Money Market Portfolio expenses to average daily net assets would have been .26%, .24%, .24%, .25%, .28%, .32%, .37% and .50% respectively, for the periods ended December 31, 1994, 1993, 1992, 1991, 1990, 1989, 1988 and 1987.
------------------------------------------------------------------------------
  The Money Market Portfolio seven day average current yield as of December 31, 1994 was 5.60%.

			       FINANCIAL HIGHLIGHTS
			       --------------------
	(FOR A PARTICIPATION CERTIFICATE OUTSTANDING THROUGHOUT THE PERIOD)

								  Short-Term Portfolio
				   --------------------------------------------------------------------------------------------
							  Year Ended December 31,                                       3/11/87(1)
				   --------------------------------------------------------------------------------     through
				     1994        1993        1992        1991        1990        1989        1988      12/31/87
				   --------    --------    --------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of
  Period . . . . . . . . . . . .   $  10.03    $  10.05    $  10.09    $   9.96    $   9.91    $   9.85    $   9.88    $  10.00
				   --------    --------    --------    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS:

Net Investment Income. . . . . .       .440        .377        .443        .637        .778        .832        .715        .532
Net Realized and Unrealized Gain
  (Loss) on Investments. . . . .      (.100)      (.009)      (.034)       .130        .050        .060       (.030)      (.120)
				   --------    --------    --------    --------    --------    --------    --------    --------
Total From Investment Operations       .340        .368        .409        .767        .828        .892        .685        .412
				   --------    --------    --------    --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:

Dividends to PC holders from
  Net Investment Income. . . . .      (.440)      (.377)     ( .443)      (.637)      (.778)      (.832)      (.715)      (.532)
Distributions to PC holders from
  Net Capital Gains. . . . . . .          0       (.011)      (.006)          0           0           0           0           0
				   --------    --------    --------    --------    --------    --------    --------    --------
Total Distributions. . . . . . .      (.440)      (.388)      (.449)      (.637)      (.778)      (.832)      (.715)      (.532)
				   --------    --------    --------    --------    --------    --------    --------    --------
Net Asset Value, End of Period     $   9.93    $  10.03    $  10.05    $  10.09    $   9.96    $   9.91    $   9.85    $   9.88
				   ========    ========    ========    ========    ========    ========    ========    ========
Total Return . . . . . . . . . .      3.46%       3.72%       4.13%       7.95%       8.69%       9.42%       7.15%       4.13%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000)..  $103,240    $186,808    $195,579     $94,050     $24,828     $15,473     $19,207     $20,269
Ratio of Expenses to Average Net
  Assets(3)                            .30%        .30%        .30%        .30%        .30%        .30%        .30%        .30%(2)
Ratio of Net Investment Income
  to Average Net Assets . . . . .     4.29%       3.74%       4.29%       6.22%       7.89%       8.38%       7.22%       6.59%(2)
Portfolio Turnover Rate(4) . . . .    47.6%       34.1%       37.6%       63.8%      100.2%       45.4%       12.4%      162.0%(2)
--------------------------

1 From March 11, 1987 commencement of operations.

2 Annualized.

3 Without the waiver of advisory, administration and service agent fees, the ratio of Short-Term Portfolio expenses to average daily net assets would have been .37%, .32%, .37%, .56%, .85%, .91%, .99% and .76% respectively, for the periods ended December 31, 1994, 1993, 1992, 1991, 1990, 1989, 1988 and 1987.
4 Excludes security purchases with a maturity of less than one year.
------------------------------------------------------------------------------
      The Short-Term Portfolio thirty day average yield as of December 31, 1994 was 5.87%.  The Short-Term Portfolio annualized total return was 3.46% for the one year period ended December 31, 1994, 5.55% for the five year period ended December 31, 1994 and 6.20% for the March 11, 1987 (commencement of operations) to December 31, 1994 period.

		     INVESTMENT OBJECTIVES AND POLICIES

  The Government/REPO Portfolio invests in liquid, high quality U.S.
Government obligations and repurchase agreements and the Money Market
Portfolio and the Short-Term Portfolio invest in diversified selections of liquid, high quality U.S. Government, bank and commercial debt obligations, as determined by each Portfolio's investment adviser to meet the Portfolio's respective quality standards as established by the investment Company's Board of Trustees. However, as described below, the three (3) Portfolios have different investment objectives and investors may allocate their investments in the Investment Company between the three (3) Portfolios as best suits their needs at any given time. The criteria discussed below serve to explain the term "high quality" used herein and in the Statement of Additional Information with respect to investments of the Investment Company.

CRITERIA APPLICABLE TO THE PORTFOLIOS

  All three Portfolios may:

  1. Purchase obligations issued by the U.S. Treasury. The Portfolios may also purchase obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government; some of these are backed by the full faith and credit of the United States, such as the obligations of the Government National Mortgage Association. Others are backed by the right of the issuer to borrow from the U.S. Treasury, such as the obligations of the Federal National Mortgage Association, or are backed by the credit of the agency or instrumentality issuing the obligation, such as Federal Home Loan Mortgage Corporation Mortgage Participation Certificates.

  2. Enter into repurchase agreements ("Repurchase Agreements") pursuant to which a Portfolio may acquire an investment for a relatively short period (usually not more than sixty (60) days), subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio holding period. This results in a fixed rate of return during such period. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the Repurchase Agreement). Securities subject to Repurchase Agreements will be held by PNC Bank or in the Federal Reserve/Treasury book-entry system. Repurchase Agreements are considered to be loans under the 1940 Act. The Repurchase Agreements are collateralized by U.S. Government securities the market value of which, on a daily basis, including accrued interest, if any, is at least equal to one hundred percent (100%) of the purchase price plus accrued interest under the Repurchase Agreements. The Investment Company will perfect its security interest in the collateral securing the Repurchase Agreements in accordance with U.S. Treasury Regulations and the applicable commercial transaction law of the state in which such collateral is located. If the seller defaults in its obligation to repurchase the underlying instrument, which in effect constitutes collateral for the seller's obligation, at the price and time fixed in the Repurchase Agreement, the Investment Company might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Investment Company may be delayed or limited. Each Portfolio will enter into Repurchase Agreements only with those banks and dealers determined by the Portfolio's respective investment adviser to meet the Portfolio's respective quality standards as established by the Investment Company's Board of Trustees. These standards require an independent review by the Portfolio's investment adviser of the operating history and financial condition of the seller to evaluate their

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
creditworthiness and the risk of their becoming involved in bankruptcy proceedings or otherwise impairing the quality of the repurchase agreement during its contemplated term. The investment advisers will monitor the creditworthiness of the seller during the life of a Repurchase Agreement.

  3. Enter into reverse repurchase agreements ("Reverse Repurchase Agreements") to provide liquidity to meet redemption requests when the sale of portfolio securities is considered to be disadvantageous. Reverse Repurchase Agreements involve the sale of investments held by the Investment Company with an agreement to repurchase the securities at a fixed date and price. Under the 1940 Act, Reverse Repurchase Agreements, the proceeds of which are utilized to provide liquidity to meet redemption requests, are considered as borrowings. Proceeds of Reverse Repurchase Agreements utilized to provide liquidity to meet redemption requests may equal no more than five percent (5%) of the total assets of the respective Portfolio. The use of Reverse Repurchase Agreements is not expected to affect the net asset value of the Money Market Portfolio.

The Money Market Portfolio and the Short-Term Portfolio may:

  1. Purchase bank obligations, such as certificates of deposit, bankers' acceptances and time deposits issued or supported by the credit of the U.S. branches of U.S. banks with assets of at least $1 billion, if such obligations are first determined by the Portfolio's respective investment adviser to meet the Portfolio's respective maturity limitations and quality standards for corporate debt obligations.

  2. Purchase commercial paper rated (at the time of purchase) at least "A-1" by Standard & Poor's Corporation ("S&P") or "Prime-1" by Moody's Investors Service, Inc. ("Moody's").

  3. Purchase corporate bonds or notes. The Money Market Portfolio may purchase corporate bonds or notes rated (at the time of purchase) at least "AA" by S&P or at least "Aa" by Moody's. The Short-Term Portfolio may purchase corporate bonds or notes rated (at the time of purchase) at least "A-" by S&P or at least "A-3" by Moody's.

4. Purchase variable amount master demand notes ("VAMD Notes") issued by corporations, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes normally are considered illiquid and are not traded, the Investment Company may demand at any time from the issuers of the VAMD Notes payment, in less than seven (7) days, of principal and accrued interest. VAMD Notes typically are not rated by credit rating agencies. If an issuer of VAMD Notes were to default on its payment obligations, the Investment Company might be unable to dispose of the illiquid VAMD Notes and might, for this or other reasons, suffer a loss to the extent of the default.

  The Portfolios do not purchase unrated instruments unless the Portfolio's respective investment adviser has determined the instrument to be of comparable quality to rated instruments which the respective Portfolio may buy. The rating symbols used by S&P and Moody's which are referred to above are described in the Appendix to the Statement of Additional Information.

  The Investment Company will (i) seek to make investments in instruments authorized by the New York State Insurance Department to the extent such investments also comply with the Investment Company's Investment Guidelines and the 1940 Act; (ii) seek to make investments which will be permitted investments under the requirements of other applicable state insurance laws and regulations, although each investor should

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
determine for itself the suitability with respect to such state insurance laws and regulations, of investing with the Investment Company; and (iii) maintain a high degree of portfolio liquidity at all times. Each investor in the Investment Company will have the right to receive redemption proceeds from the Investment Company within one (1) Business Day of the Investment Company's receipt of a proper redemption request order, as the case may be. If an investor ceases to be a BCBS Investor, its PCs in the Investment Company will be redeemed involuntarily.

THE GOVERNMENT/REPO PORTFOLIO

  The Government/REPO Portfolio seeks a high level of current income consistent with stability of principal by investing in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and Repurchase Agreements relating to such obligations having remaining maturities of one (1) year or less, except that items of collateral securing Portfolio securities which are subject to Repurchase Agreements may bear maturities exceeding one (1) year. The dollar-weighted average portfolio maturity of the Government/REPO Portfolio will not exceed seven (7) days. In pursuing its investment objective, the Government/REPO Portfolio invests in a broad range of government obligations and Repurchase Agreements that may be available in the money markets. In addition to the specific quality and other investment criteria set forth above, the Government/REPO Portfolio will purchase only those instruments judged by PIMC to involve minimal credit risk and which either have a high quality rating from a nationally recognized rating agency or, if unrated, to be of comparable quality as determined by PIMC. The Government/REPO Portfolio attempts to maintain a constant net asset value per PC of $1.00. There is no assurance, however, that such constant net asset value will be maintained.
Government/REPO Portfolio PCs are neither insured nor guaranteed by the U.S. Government.

THE MONEY MARKET PORTFOLIO

  The Money Market Portfolio seeks a high level of current income consistent with stability of principal by investing in high quality money market instruments having remaining maturities of one (1) year or less, except that items of collateral securing Portfolio securities which are subject to Repurchase Agreements may bear maturities exceeding one (1) year. The dollar-weighted average portfolio maturity of the Money Market Portfolio will not exceed ninety (90) days. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets. In addition to the specific quality and other investment criteria set forth above, the Money Market Portfolio will purchase only those instruments judged by PIMC to involve minimal credit risk and which either have a high quality rating from a nationally recognized rating agency or, if unrated, to be of comparable quality as determined by PIMC. The Money Market Portfolio attempts to maintain a constant net asset value per PC of $1.00. There is no assurance, however, that such constant net asset value will be maintained. Money Market Portfolio PCs are neither insured nor guaranteed by the U.S. Government.

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
THE SHORT-TERM PORTFOLIO

  The Short-Term Portfolio seeks to maximize total return, which includes interest income and capital gains and losses, consistent with the preservation of capital by managing a portfolio of U.S. Government, bank and commercial instruments having remaining maturities of five and a quarter (5 1/4) years or less, except that items of collateral securing portfolio securities which are subject to Repurchase Agreements may bear maturities exceeding five and a quarter (5 1/4) years. As a matter of fundamental policy the dollar-weighted average portfolio maturity of the Short-Term Portfolio will not exceed three hundred sixty (360) days. The net asset value per PC in the Short-Term Portfolio will be subject to some fluctuation. There is no assurance that the goals of the Short-Term Portfolio will be achieved.

  In the ordinary course of business, the Short-Term Portfolio may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment will take place after the date of the transaction). As such, the securities are subject to market fluctuations and no interest accrues to the purchaser during this period. When-issued securities are recorded as an asset and are subject to market fluctuations. In addition, the Portfolio will segregate an amount of cash or securities at the time of commitment equal to or exceeding the purchase price of the securities. The Short-Term Portfolio will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than fifteen percent (15%) of the total assets of the Portfolio would be so invested.

INVESTMENT AND BORROWING LIMITATIONS

The Portfolios of the Investment Company may not change the investment or borrowing limitations summarized below without the affirmative vote of the holders of a majority of the outstanding PCs of the respective Portfolio.
(A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of the holders of a majority of the outstanding PCs of the respective Portfolio, is contained in the Statement of Additional Information under "Investment Objectives and Policies".) The Portfolios may not:

  1. Borrow money, except from commercial banks for temporary purposes, and then in amounts not in excess of five percent (5%) of the total assets of the respective Portfolio at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or five percent (5%) of the total assets of the respective Portfolio at the time of such borrowing. This limitation applies to proceeds of Reverse Repurchase Agreements to the extent such proceeds are utilized to provide liquidity to meet redemption requests.

2. Purchase any securities which would cause twenty-five percent (25%) or more of the total assets of the respective Portfolio at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry, provided that there is no limitation for the Portfolios with respect to investments in U.S. Government obligations or in obligations of domestic branches of U.S. banks for the Money Market Portfolio.

  3. Purchase securities of any one (1) issuer, other than those of, or those guaranteed by, the U.S. Government, Federal agencies and government-sponsored corporations, if immediately after such purchase more than five percent (5%) of the total assets of the respective Portfolio would be invested in such issuer; except that up to one hundred percent (100%) of the total assets of the Government/REPO Portfolio and up to twenty-five percent (25%) of the total assets of the Money Market Portfolio and the Short-Term Portfolio

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
may be invested in Repurchase Agreements with maturities not greater than seven (7) days without regard to this five percent (5%) limitation.

   4. Purchase securities, if immediately after such purchase more than ten percent (10%) of the net assets of the respective Portfolio would be invested in securities which are illiquid, including Repurchase Agreements with maturities greater than seven (7) days and VAMD Notes with greater than seven
(7) days' notice required for sale. Restricted securities issued under Rule 144A and commercial paper issued under Section 4(2) of the Securities Act of 1933 are not subject to this limitation if they are determined by the Portfolio's adviser to be liquid under guidelines established by the Board of Trustees.

  5.  Purchase securities issued by CSC.


	    PURCHASE AND REDEMPTION OF PARTICIPATION CERTIFICATES

PURCHASE PROCEDURES

  PCs of each Portfolio are sold without a sales charge by the Investment Company acting as its own distributor without the services of an underwriter at the net asset value per PC next determined after receipt of a purchase order by PFPC. BCBS Investors may open an account with the Investment Company by completing, and submitting to CSC, an application form which may be obtained by telephoning (312) 440-6372; the form requests all information from the investor required to enable PFPC to open an account for such investor. After the application form has been approved by CSC and forwarded to PFPC, an investor may place purchase orders for PCs on any Business Day directly with PFPC, the transfer agent for the Investment Company; such orders must be transmitted by telephoning (800) 821-9771 and indicating the amount and the Portfolio of the PCs desired. (See "Net Asset Value--Government/REPO
Portfolio and Money Market Portfolio" for the definition of "Business
Day".)

  GOVERNMENT/REPO PORTFOLIO AND MONEY MARKET PORTFOLIO. Purchase orders for the Government/REPO Portfolio and the Money Market Portfolio which are received by 12 Noon (Eastern Time) will be executed at the net asset value determined at 12 Noon (Eastern Time) that day if PNC Bank receives Federal funds by 4:00 P.M. Eastern Time. In addition, purchase orders for the Government/REPO Portfolio and the Money Market Portfolio which are received after 12 Noon (Eastern Time) but before 1:00 P.M. (Eastern Time) from investors in the Mountain Time Zone, and before 2:00 P.M. (Eastern Time) from investors in the Pacific Time Zone, will be executed at the net asset value determined at 4:00 P.M. (Eastern Time) that day if PNC Bank receives Federal funds by 4:00 P.M. (Eastern Time). Orders received after 12 Noon
(Eastern Time) from investors in the Eastern Time Zone or the Central Time Zone, after 1:00 P.M. (Eastern Time) from investors in the Mountain Time Zone, or after 2:00 P.M. (Eastern Time) from investors in the Pacific Time Zone, and orders for which payment has not been received by PNC Bank by 4:00 P.M. (Eastern Time), will not be accepted and notice thereof will be given to the investor placing the order.

  SHORT-TERM PORTFOLIO. Purchase orders for the Short-Term Portfolio received before 4:00 P.M. (Eastern Time) will be priced at the net asset value determined on that day and will be executed as of the beginning of business on the following Business Day if payment has been received by PNC Bank by 4:00 P.M. (Eastern Time) on the day the order is executed. Orders received at other times, and orders for which payment has not been received by PNC Bank by 4:00 P.M. (Eastern Time) on the day the order is to be executed, will not be accepted and notice thereof will be given to the investor placing the order.

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
  Payment for PCs of the Portfolios may be made only in Federal funds or other funds immediately available to PNC Bank. The Government/REPO
Portfolio has a $1 million minimum initial and subsequent investment requirement. The Money Market Portfolio and the Short-Term Portfolio do not have minimum initial or subsequent investment requirements. Payment for orders which are not received or accepted by PFPC will be returned after prompt inquiry to the sending investor. Each Portfolio may in its discretion reject any orders for purchase of PCs. Unless specifically designated as to a specific Portfolio, all purchases automatically will be made in the Money Market Portfolio. CSC will be responsible for the payment of any distribution expenses.

REDEMPTION PROCEDURES

  Redemption orders must be transmitted to PFPC by telephone in the manner described under "Purchase Procedures". PCs are redeemed at the net asset value per PC next determined after receipt of the redemption order. Investors should note the differences between the Portfolios in terms of when net asset values of the PCs are determined and when dividends are earned.

  GOVERNMENT/REPO PORTFOLIO AND MONEY MARKET PORTFOLIO. Payment for redeemed PCs for which a redemption order is received by PFPC on a Business Day before 12 Noon (Eastern Time) from PC holders located in the Eastern and Central Time Zones, before 1:00 P.M. (Eastern Time) from PC holders located in the Mountain Time Zone, and before 2:00 P.M. (Eastern Time) from PC holders located in the Pacific Time Zone is made in Federal funds wired to the redeeming investor's account on the same Business Day. Payment for other redemption orders which are received on a Business Day (or on a day when PNC Bank is closed) is wired in Federal funds on the next Business Day following redemption that PNC Bank is open for business. An investor receives no dividend for the day on which PCs are redeemed; therefore, investors that do not place redemption orders by the times indicated may wish to wait until the morning of the following Business Day to do so.

  SHORT-TERM PORTFOLIO. A redemption request with respect to the Short-Term Portfolio which is received by PFPC prior to 4:00 P.M. (Eastern Time) on a Business Day will be priced at the net asset value determined as of 4:00 P.M. (Eastern Time) on that day and will be executed on the following Business Day. Proceeds will be wired on the day the redemption order is executed. Investors receive dividends through, and including, the day before the redemption order is executed.

  FURTHER INFORMATION REGARDING THE PORTFOLIOS. Investors may in effect transfer all or part of their investments from one Portfolio to another by placing simultaneous redemption and purchase orders. These orders will be executed in sequence in accordance with the procedures discussed above.

  The Investment Company will not issue certificates representing PCs unless requested to do so by its investors. If such certificates have been issued representing PCs to be redeemed, prior to effecting a redemption with respect to such PCs, PFPC must have received such certificates properly endorsed (i.e., duly executed with signatures guaranteed by a commercial bank, a trust company or a member firm of a domestic securities exchange). PFPC reserves the right to request additional documentation in order to confirm that a transaction is properly authorized. PC holders having questions regarding proper documentation or desiring to request certificates representing PCs should contact PFPC.

  The Investment Company may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its PCs) for such periods as are

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
permitted under the 1940 Act. The Investment Company may also redeem PCs involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information". In addition, CSC will cause PCs (i) owned by an investor who ceases to be a BCBS Investor or (ii) pledged as collateral by an investor and subsequently called by a pledgee who is not a BCBS Investor, to be redeemed involuntarily and automatically within one (1) Business Day of the occurrence of the events set forth in (i) or (ii) immediately preceding.

TRANSFER PAYMENTS

  A BCBS Investor investing in the Government/REPO Portfolio or the Money Market Portfolio may direct that payment upon redemption of PCs in the Portfolio be used to purchase PCs of the Government/REPO Portfolio or the Money Market Portfolio for another BCBS Investor by a transfer (individually, a "Transfer" and, collectively, "Transfers") of the redeemed PCs to the second BCBS Investor. Such a Transfer is made by a redemption and simultaneous purchase in the name of the second BCBS Investor. A BCBS Investor may not request a Transfer from his Government/REPO Portfolio or his Money Market Portfolio account in a dollar amount greater than the dollar amount held in such investor's account on the Business Day prior to the date of such request. Such Transfers may be effected at any time prior to 4:00 P.M (Eastern Time). There is no limit to the number of Transfers which a BCBS Investor can place in any one (1) day, nor to the total number of such Transfers by all BCBS Investors per day.

PAYMENT IN KIND

  Investors may request that redemption order proceeds be funded by securities held by the Portfolio (a "Payment in Kind") in lieu of cash. Prior to placing a payment in kind redemption order a BCBS investor must provide the Transfer agent with written instructions identifying the custodial account to receive the securities to be distributed. The securities to be distributed shall represent a pro rata share of each security held in the portfolio, in accordance with Rule 17a-5 of the Investment Company Act of 1940. Under guidelines established by the Board of Trustees, the adviser shall have the authority to make adjustments to the mix of securities to establish round lots that are more easily traded; however, these adjustments may not materially change the maturity, quality and liquidity characteristics of the remaining portfolio.


			       NET ASSET VALUE

GOVERNMENT/REPO PORTFOLIO AND MONEY MARKET PORTFOLIO

  The net asset value per PC of the Government/REPO Portfolio and the Money Market Portfolio for purposes of pricing purchase and redemption orders is determined by PIMC as of 12 Noon (Eastern Time) and as of 4:00 P.M. (Eastern
Time) on any Business Day (other than a day on which there are no purchase or redemption orders) during which there is sufficient trading in instruments held by such Portfolio that its net asset value per PC might be affected materially. A Business Day of the Investment Company is any weekday other than the holidays observed by the Investment Company, which currently are: New Year's Day, Martin Luther King's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. In computing net asset value per PC, the Government/REPO Portfolio and the Money Market Portfolio use the amortized cost method of valuation and normally maintain a constant net asset value of $1.00 per PC.

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
SHORT-TERM PORTFOLIO

  The net asset value per PC of the Short-Term Portfolio for purposes of pricing purchase and redemption orders is determined by PIMC as of 4:00 P.M. (Eastern Time) on any Business Day (other than a day on which there are no purchase or redemption orders) during which there is sufficient trading in investments held by such Portfolio that its net asset value per PC might be affected materially. The Short-Term Portfolio values assets based on their market price or on their fair value as determined by the Investment Company's Board of Trustees. (See the Statement of Additional Information under "Net Asset Value" for a more complete description with respect to all three Portfolios.)


		    MANAGEMENT OF THE INVESTMENT COMPANY

TRUSTEES AND OFFICERS

  The Trustees, in addition to reviewing the actions of PIMC, N&B, PNC Bank, PFPC and CSC, decide upon matters of general policy in accordance with the General Corporation Law of the State of Maryland. Pursuant to the Investment Company's Bylaws, the Trustees shall elect an Executive Trustee who shall preside at all meetings of the PC holders and of the Board of Trustees. The Investment Company's Officers conduct and supervise the daily business operations of the Investment Company. (See the Statement of Additional Information under "Management of the Investment Company" for a more complete description.) The Trustees of the Investment Company are as follows:

  Albert F. Antonini is President and Chief Executive Officer of Blue Cross and Blue Shield of Central New York, Inc.;

  *Philip A. Goss is President and Chief Executive Officer of both the Investment Company and Health Plans Capital Services Corp.;

  Steven L. Hooker is Senior Vice President, Finance and Treasurer of Blue Cross and Blue Shield of Oregon;

  William M. Lowry is President and Chief Executive Officer, Blue Cross of Western Pennsylvania;

  *David M. Murdoch is Senior Vice President, Licensing, Finance and Operations and Treasurer of the Blue Cross and Blue Shield Association;

  Ralph S. Rhoades is Vice Chairman and Chief Executive Officer of Blue Cross and Blue Shield of Oklahoma;

  Donald P. Sacco is President and Chief Executive Officer of Pierce County Medical Bureau, Inc.;

  Thomas J. Ward is President and Chief Executive Officer of Blue Cross of Northeastern Pennsylvania; and

  Sherman M. Wolff is Senior Vice President, Finance of Health Care Service Corporation, a Mutual Legal Reserve Company (Blue Cross and Blue Shield of Illinois).

  *Such Trustees of the Investment Company are also members of the Board of Directors of CSC and thus may be deemed "interested persons" as defined in the 1940 Act.

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
INVESTMENT ADVISERS AND SERVICE AGENT

  PIMC is the investment adviser of the Government/REPO Portfolio and the Money Market Portfolio and the Service Agent of all three of the Investment Company's Portfolios. N&B is the investment adviser of the Short-Term Portfolio. (PIMC and N&B sometimes are referred to herein collectively as the "Investment Advisers"; PIMC sometimes is referred to herein as the "Service Agent".)

  PIMC, a wholly owned subsidiary of PNC Bank, was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809.
PIMC currently renders advisory and sub-advisory services to investment companies having assets of approximately $26 billion. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank is a subsidiary of PNC Bank Corp, a multi-bank holding company ("PNC").

  As Investment Adviser, PIMC manages the Government/REPO Portfolio and the Money Market Portfolio and is responsible for all purchases and sales of these portfolios' securities. PIMC also acts as a servicing agent, maintains the financial accounts and records and computes the net asset value and net income for all three Portfolios of the Investment Company. For the services provided and expenses assumed by it with respect to the Government/REPO Portfolio and the Money Market Portfolio, PIMC is entitled to receive a fee, computed daily and payable monthly, at the following annual rates:

     ANNUAL FEE                      PORTFOLIO ANNUAL NET ASSETS
     ----------                      ---------------------------
	.20%  ...................... of the first $250 million
	.15%  ...................... of the next $250 million
	.12%  ...................... of the next $250 million
	.10%  ...................... of the next $250 million
	.08%  ...................... of amounts in excess of $1 billion.


PIMC has agreed to voluntarily reduce the fees otherwise payable to it by the Government/REPO Portfolio to the extent necessary to reduce the ordinary operating expenses of the Government/REPO Portfolio so that they do not exceed
0.15 of one percent (.15%) of the Government/REPO Portfolio's average net assets for each fiscal year.

PIMC has agreed contractually to reduce the fees otherwise payable to it by the Money Market Portfolio to the extent necessary to reduce the ordinary operating expenses of the Money Market Portfolio so that they do not exceed 0.30 of one percent (.30%) of the Money Market Portfolio's average net assets for each fiscal year. (See "Management of the Investment Company--Expenses".)

For the services provided and expenses assumed by PIMC with respect to its role as servicing agent for the Short-Term Portfolio, PIMC is entitled to receive a fee, computed daily and payable monthly, at the following annual rates:

     ANNUAL FEE                      PORTFOLIO AVERAGE DAILY NET ASSETS
     ----------                      ----------------------------------
	.03%  ...................... of amounts up to and including $1 billion
	.02%  ...................... of amounts in excess of $1 billion and up
				     to and including $2 billion
	.01%  ...................... of amounts in excess of $2 billion provided that the minimum annual fee payable shall be $100,000.


  N&B, a New York limited Partnership, was founded in 1939 and its principal offices are located at 605 Third Avenue, New York, New York 10158. The firm together with its affiliates and subsidiaries currently manages approximately $30 billion of equity and fixed-income investments.

  As Investment Adviser, N&B manages the Short-Term Portfolio and is responsible for all purchases and sales of its portfolio securities. Mmes. Theresa A. Havell and Josephine P. Mahaney have primary responsibility for the day-to-day management of the Short-Term Portfolio. Ms. Havell is a partner at N&B and has been the Director of the Fixed Income group at N&B since 1984. Ms. Mahaney is a Senior Portfolio Manager and has been responsible for managing short maturity portfolios since joining N&B in 1985.

  For the services provided and expenses assumed by it, N&B is entitled to receive a fee, computed daily and payable monthly at the following annual rates:

     ANNUAL FEE                      PORTFOLIO ANNUAL NET ASSETS
     ----------                      ---------------------------
	.30%   ....................  of the first $50 million
	.20%   ....................  of the next $50 million
	.15%   ....................  of the next $150 million
	.10%   ....................  of amounts in excess of $250 million.

N&B has agreed contractually to reduce the fees otherwise payable to it by the Short-Term Portfolio to the extent necessary to reduce the ordinary operating expenses of the Short-Term Portfolio so that they do not exceed 0.30 of one percent (.30%) of the Short-Term Portfolio's average net assets for each fiscal year. (See "Management of the Investment Company--Expenses".)


CUSTODIAN AND TRANSFER AGENT

  PNC Bank, a subsidiary of PNC, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, has been retained to act as custodian of the Portfolios' investments. As custodian, PNC Bank, among other things, collects income of and payments to the Investment Company; executes and delivers proxies, consents and other authorizations for the Investment Company; establishes and maintains segregated accounts in its records for and on behalf of each Portfolio; delivers, releases and exchanges securities held for the Investment Company when necessary; makes payments of cash to, or for the account of, each Portfolio for the purchase of securities for each Portfolio, for the redemption of PCs, and for the payment of interest, dividends, taxes and management fees; and furnishes the Investment Company with various confirmations, summaries and reports. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Investment Company, provided that PNC Bank shall remain responsible for the performance of its duties under the Custodian Agreement and shall hold the Investment Company harmless for the acts and omissions of any bank or trust company serving as sub-custodian. For the services provided and expenses assumed by PNC Bank as custodian, PNC Bank is entitled to receive a fee, computed daily and payable monthly, at the following annual rates:


				     INVESTMENT COMPANY'S
     ANNUAL FEE                      AVERAGE ANNUAL GROSS ASSETS*
     ----------                      ---------------------------
	.025%   ...................  of the first $5 million
	.020%   ...................  of the next $5 million
	.015%   ...................  of the next $10 million
	.010%   ...................  of the next $10 million
	.008%   ...................  of amounts in excess of $30 million

Plus $10 for each purchase, sale or maturity transaction with an annual minimum of $5,000.
-------------
*Based on the average of the assets included in the Investment Company's net asset value on each day in such month that such value is calculated.

  PFPC, an indirectly wholly owned subsidiary of PNC, P.0. Box 8950, Wilmington, Delaware 19899, has been retained to act as transfer agent for the Investment Company. As transfer agent, PFPC, among other things, issues and redeems PCs, processes dividends, prepares various communications to PC holders, answers correspondence from PC holders, keeps records of the accounts of each PC holder and prepares and submits various reports to the Investment Company. For the services provided and expenses assumed by PFPC as transfer agent, PFPC is entitled to receive a fee, computed daily and payable monthly, equal to $15.00 per master account and sub-account per Portfolio per year, prorated in the case of accounts maintained for only a portion of a full year, plus $1.00 for each master account purchase or redemption transaction, plus $5.00 for each outgoing wire of Federal funds, provided that the minimum annual fee payable to PFPC shall be $5,000.

  Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares (PCs) of a registered, open-end investment company continuously engaged in the issuance of its shares (PCs), and prohibit banks generally from issuing, underwriting, selling or distributing securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company. PNC Bank, PIMC and PFPC are subject to such banking laws and regulations.

  Ballard, Spahr, Andrews & Ingersoll, counsel to PIMC, PNC Bank and PFPC, have advised the Investment Company, PIMC, PNC Bank and PFPC that PIMC, PNC Bank and PFPC may perform the services for the Investment Company contemplated by their agreements with the Investment Company, this prospectus and the Statement of Additional Information, without violation of applicable banking laws or regulations. Such counsel have pointed out, however, that future changes relating to the permissible activities of banks and their affiliates, as well as further interpretations of present requirements, could prevent PIMC,

PNC Bank or PFPC from continuing to perform such services for the Investment Company. If PIMC, PNC Bank or PFPC were prohibited from continuing to perform such services, it is expected that the Investment Company's Board of Trustees would recommend that the Investment Company enter into new agreements with other qualified firms. Any new investment advisory agreement would be subject to PC holder approval.

ADMINISTRATOR

  CSC, located at 676 St. Clair Street, Chicago, Illinois 60611, serves as the Investment Company's administrator and acts generally in a supervisory capacity with respect to the Investment Company's overall operations and PC holder relations. CSC's administrative services include maintaining the Investment Company's Chicago, Illinois office; maintaining financial and accounting records other than those maintained by the Investment Advisers or their agents; supervising the performance of administrative and professional services to the Investment Company by others; monitoring, and notifying the Investment Company of, the eligibility of the Investment Company's present and prospective investors and certain requirements of various state insurance laws and regulations; receiving and processing applications from present and prospective investors in the Investment Company; and accumulating information for and coordinating (but not paying for) the preparation of reports to the Investment Company's PC holders and the SEC.

  For its administrative services, CSC is entitled to receive a fee from the Investment Company calculated daily and paid monthly at an annual rate not to exceed one-twentieth of one percent (.05%) of the average daily net assets of the Investment Company's Portfolios. (See the Statement of Additional Information under "Management of the Investment Company--Administrator".)

EXPENSES

  The Investment Company's ordinary operating expenses generally consist of fees for legal, accounting and other professional services, fees of PIMC, N&B, PNC Bank, PFPC and CSC, costs of Federal and state registrations and related distributions to PC holders, certain insurance premiums as well as the costs associated with maintaining corporate existence. Other costs include taxes, brokerage fees, interest and extraordinary expenses. For the year ending December 31, 1994 the expense ratio for the Money Market Portfolio was 0.26% and for the Short-Term Portfolio was 0.30%. Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 0.37% for the Short-Term Portfolio for the year ending December 31, 1994.

				  DIVIDENDS

  Investors in the Portfolios are entitled to dividends and distributions arising only from the net income and capital gains, if any, earned on investments held by that Portfolio. Each Portfolio declares net income daily as a dividend to PC holders of record at the close of business on the date of declaration. Dividends are paid monthly and will be reinvested in additional PCs or, if the investor so elects by checking the appropriate box on the application form, will be transmitted to such investor by wire within five (5) Business Days after the end of the month (or within five (5) Business Days after a redemption of all of the investor's PCs). Distributions of realized net capital gains of the Short-Term Portfolio, if any, are declared and paid once each year and may be reinvested in additional PCs or, at the option of the investor, paid in cash. The

Government/REPO Portfolio and the Money Market Portfolio do not expect to realize net long-term capital gains.

				    TAXES

  Under applicable provisions of the Internal Revenue Code (the "Code"), as amended, each particular Portfolio established within the Investment Company is to be treated for tax purposes as an entirely separate corporation. Therefore, each particular Portfolio intends to elect to be taxed as a "regulated investment company" ("RIC"), within the meaning of Subchapter M of the Code and each Particular Portfolio intends to continue to satisfy the requirements for RIC classification for the current fiscal year and for each future fiscal year, so long as such qualification is considered to be in the best interest of the PC holders of that Portfolio. As a RIC, the Portfolio will not have to pay any Federal income tax on net investment income and net capital gains distributed to its PC holders, provided that, among other things, at least ninety percent (90%) of its investment company taxable income earned during each fiscal year (computed without regard to any deduction for dividends paid) is so distributed. The policy of each particular Portfolio established within the Investment Company will be to distribute substantially all its investment company taxable income each year.

  Insofar as PC holders of any particular Portfolio may themselves be subject to Federal income tax, dividends paid by the particular Portfolio in question from its net investment income and distribution of net short-term capital gains will be taxable to PC holders of the particular Portfolio in question as ordinary income, and dividends derived from net long-term capital gains will be taxable to PC holders of the particular Portfolio in question as long-term capital gains, whether received in cash or reinvested in additional PCs of that Portfolio or of PCs of any other Portfolio. PC holders of any particular Portfolio which are exempt from taxation will treat such income similarly to their other income items. Statements as to the tax status of dividends and capital gain distributions made to the PC holders of each Portfolio will be mailed annually. It is anticipated that none of the Portfolios' distributions will be eligible for the dividends-received deduction.

  Under the provisions of the Code, RICs such as each Portfolio established within the Investment Company may be subject to a four percent (4%) nondeductible Federal excise tax, if and to the extent that the RIC fails to distribute to its shareholders a sufficient amount of its annual income. In general, the required distribution amount is the sum of (i) ninety-eight percent (98%) of the RIC's ordinary income, and (ii) ninety-eight percent (98%) of the RIC's net capital gain income. The required distribution also includes the cumulative amount of distribution shortfalls from the tax years during which the four percent (4%) Federal excise tax is applicable. It is anticipated that each Portfolio shall be operated in a manner calculated to avoid the imposition, against the particular Portfolio in question, of this four percent (4%) Federal excise tax.

  Under the provisions of Code Section 514, a PC holder which is otherwise exempt from Federal income tax may subject certain of its income to Federal income tax, to the extent that the PC holder borrows funds and uses the borrowed funds, directly or indirectly, to acquire PCs of any particular Portfolio. The amount of income of the PC holder which would be subject to Federal income tax would be, in general, the net income (gross income less applicable deductions) derived by the PC holder from the investment, multiplied by a fraction, the numerator of which is the amount borrowed, and the denominator of which is the amount invested by the PC holder in the particular Portfolio in question. Certain expenses of the Investment Company will be passed through to its PC holders. Such amounts may or may not be deductible by the PC holders.

   Dividends and distributions from any of the Portfolios may be subject to additional state and local taxes and PC holders should consult their tax advisers with respect to such matters. No attempt is made here or in the Statement of Additional Information to present a detailed explanation of the tax treatment of any particular Portfolio established within the Investment Company or of its PC holders. Any discussion here or in the Statement of Additional Information is not intended as a substitute for careful tax planning.

		  DESCRIPTION OF PARTICIPATION CERTIFICATES

  The Investment Company was incorporated under the laws of the State of Maryland on August 6, 1985.

  The authorized capital stock of the Investment Company consists of five billion (5,000,000,000) PCs, par value $.001 per PC. The Investment Company presently offers investors three (3) classes of PCs as follows:
(i) the Government/REPO Portfolio -- one billion (1,000,000,000) PCs,
(ii) the Money Market Portfolio -- two billion (2,000,000,000) PCs and
(iii) the Short-Term Portfolio -- one billion (1,000,000,000) PCs.  The
PCs of each class represent interests only in the corresponding Portfolio.
When issued and paid for in accordance with the terms of the offering, each PC is fully paid and nonassessable. All PCs of the same class have equal dividend, distribution, liquidation and voting rights and are redeemable at net asset value at the option of the PC holder. In addition, the PCs have no preemptive, subscription, conversion or cumulative voting rights. PC holders are entitled to one (1) vote for each full PC held and fractional votes for fractional PCs held.


			   PERFORMANCE INFORMATION

  From time to time, the Investment Company may quote the yield of each of its Portfolios in reports and other communications to PC holders. For this purpose, the yield of the Government/REPO Portfolio and the Money Market Portfolio is calculated by dividing the Portfolio's average daily net investment income per PC for a specified seven (7) day period by the Portfolio's average net asset value per PC for the same period and annualizing the result on a three hundred sixty-five-day basis. In the case of the Short-Term Portfolio, quoted yield is calculated by dividing the net investment income per PC during a thirty (30) day (or one month) period by the price per PC on the last day of that period. The result of this calculation is annualized assuming semi-annual reinvestment of dividend income.

  From time to time, the Investment Company may also quote the total return of its Short-Term Portfolio in reports and other communications to PC holders. For this purpose the total return of the Portfolio is an average annual compound rate of return over the periods cited that will equate a hypothetical $1,000 investment made at the beginning of the periods to the redeemable value at the end of the periods cited.

  Each Portfolio's performance will fluctuate. All statements of yield and total return are based on historical performance and are not intended to indicate future performance. Portfolio performance is affected by factors that include Portfolio quality and maturity, operating expenses, changes in interest rates and general market conditions. (See the Statement of Additional Information under "Performance Information" for a more complete description of yield and total return calculations.)

			     GENERAL INFORMATION

  The Investment Company sends to all of its PC holders of each Portfolio quarterly reports and annual reports, including a list of investment securities held by each Portfolio, and audited financial statements of each Portfolio.

  Coopers & Lybrand L.L.P. has been selected as the Investment Company's independent accountants.

  Seyfarth, Shaw, Fairweather & Geraldson, 55 East Monroe Street, Chicago, Illinois 60603, will pass upon the legality of the PCs offered hereby.
Burton X. Rosenberg, a Partner of Seyfarth, Shaw, Fairweather & Geraldson, acts as General Counsel and Secretary to CSC and is also a member of its Board of Directors.

--------------------------------     --------------------------------
No person has been authorized to
give any information or make any        PLAN INVESTMENT FUND, INC.
representations not contained in
this Prospectus in connection
with the offering made by this
Prospectus and, if given or made,
such information or representa-
tions must not be relied upon as
having been authorized by the
Investment Company.  This
Prospectus does not constitute
an offering by the Investment
Company in any jurisdiction
in which such offering may
not be made lawfully.

    ------------------------

						PROSPECTUS

     TABLE OF CONTENTS
				    Page
Prospectus Summary and              ----
Introduction...................       2

Portfolio Fee Tables...........       4

Financial Highlights...........       6

Investment Objectives and
Policies.......................       8

Purchase and Redemption of
Participation Certificates.....      12

Net Asset Value................      14

Management of the Investment
Company... ....................      15

Dividends......................      19

Taxes..........................      20

Description of Participation
Certificates...................      21
					     November 8, 1995
Performance Information........      21

General Information............      22

--------------------------------     --------------------------------

			   PLAN INVESTMENT FUND, INC.

		     STATEMENT OF ADDITIONAL INFORMATION

			      November 8, 1995

			      Table of Contents
			      -----------------

									  Page
									  ----
The Investment Company  . . . . . . . . . . . . . . . . . . . . . .       B-2

Investment Objectives and Policies  . . . . . . . . . . . . . . . .       B-2

Additional Purchase and Redemption Information  . . . . . . . . . .       B-6

Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . .       B-6

Management of the Investment Company  . . . . . . . . . . . . . . .       B-8

Additional Information Concerning Taxes . . . . . . . . . . . . . .       B-13

Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       B-14

Performance Information . . . . . . . . . . . . . . . . . . . . . .       B-14

Additional Description Concerning Investment Company
    Participation Certificates  . . . . . . . . . . . . . . . . . .       B-15

Independent Accountants . . . . . . . . . . . . . . . . . . . . . .       B-17

Counsel . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       B-17

Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . .       B-17

Appendix  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       B-18

Report of Independent Accountants
    and Financial Statements  . . . . . . . . . . . . . . . . . . .       B-20


  This Statement of Additional Information should be read in conjunction with the Prospectus for Plan Investment Fund, Inc. dated November 8, 1995 and is incorporated by reference in its entirety into that Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in PCs of Plan Investment Fund, Inc. should be made solely upon the information contained herein. Copies of the Prospectus for Plan Investment Fund, Inc. may be obtained by calling Health Plans Capital Services Corp. at (312) 440-6372. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

			    THE INVESTMENT COMPANY


    The Government/REPO Portfolio, Money Market Portfolio and Short-Term Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") are portfolios of Plan Investment Fund, Inc. (the "Investment Company"), a diversified, open-end management investment company. Each Portfolio is represented by a class of PCs separate from those of the Investment Company's other Portfolios. Unless otherwise indicated, all statements made in this Statement of Additional Information refer to all three Portfolios.

    Each of the Portfolios invests in diversified selections of liquid, high-quality securities. However, as described in the Prospectus, the three (3) Portfolios have different investment objectives and policies and investors may allocate their investment in the Investment Company between the three (3) Portfolios as best suits their needs at any given time.

		     INVESTMENT OBJECTIVES AND POLICIES

    See the Prospectus for a description of the investment objectives and policies of the Investment Company. The following policy discussion supplements such description.

Portfolio Transactions
----------------------
    Purchases and sales of securities for each Portfolio usually are principal transactions. Portfolio securities normally are purchased directly from the issuer or from an underwriter or market maker of the securities. There usually are no brokerage commissions paid by the Investment Company for such purchases. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. While the Investment Advisers intend to seek the best price and execution for portfolio transactions on an overall basis, the Investment Company may not necessarily pay the lowest spread or commission available on each transaction.

    Allocation of transactions, including their frequency, to various dealers is determined by the Investment Adviser of each Portfolio in its best judgment under the general supervision of the Board of Trustees of the Investment Company and in a manner deemed fair and reasonable to PC holders.

    Investment decisions for each Portfolio of the Investment Company are made independently from those for the other investment companies advised by the Investment Adviser. It may happen, on occasion, that the same security is held in one or more of such other investment companies. Simultaneous transactions are likely when several investment companies are advised by the same investment adviser, particularly when a security is suitable for the investment objectives of more than one (1) of such investment companies. When two (2) or more investment companies advised by the Investment Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective investment companies, both as to amount and price, in accordance with a method deemed equitable to each investment company. In some cases this system may adversely affect the price paid or received by a Portfolio of the Investment Company or the size of the security position obtainable or sold for such Portfolio.

    The Investment Company will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into Repurchase Agreements or Reverse Repurchase Agreements with, PIMC and N&B (the Investment Advisers) or any affiliates, officers or employees of either of them.

Additional Information on Portfolio Instruments
-----------------------------------------------
    With respect to the variable amount master demand notes ("VAMD Notes") described in the Prospectus, the Investment Advisers to the respective Portfolios will consider the earning power, cash flows and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, VAMD Notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

    Examples of the types of U.S. Government obligations that may be held by the Investment Company include, in addition to U.S. Treasury bills, notes and bonds, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration and International Bank for Reconstruction and Development.

    The Investment Company may also invest in collateralized mortgage obligations ("CMO"s) which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the types of CMOs in which the Investment Company invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. The Investment Company may also invest in other asset-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets are subject to prepayments which shorten the securities' weighted average life and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made.

  The maturity of the instruments in which the Investment Company invests normally shall be deemed to be a period remaining until the date noted on the face of the instrument is the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. An instrument issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment date. An instrument which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven (7) days' notice and which has a variable rate of interest may be deemed to have a maturity equal to the longer of the period remaining until the interest rate will be readjusted or the period remaining until the principal amount owed can be received through demand. An instrument which has a variable rate of interest may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. An instrument which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven (7) days' notice and which has a floating rate of interest may be deemed to have a maturity equal to the period of time remaining until the principal amount owed can be received from the issuer through demand.

    An investment owned by the Short-Term Portfolio which may have payments of principal prior to its final maturity date may be deemed to have a maturity equal to the average maturity of its principal balances. This average, called an average life, may include both scheduled payments of principal and estimates of the timing of principal payments. The Short-Term Portfolio may use an instrument's duration, the dollar weighted present value of all future cash flows, as a measure of final maturity. An instrument with a duration equivalent to that of an instrument with five and a quarter (5 1/4) years remaining until maturity may be deemed to comply with the five and a quarter (5 1/4) year maximum maturity investment limitation.

    The portfolio turnover for the Short-Term Portfolio may be expected to exceed one hundred percent (100%) per year. Because the Short-Term Portfolio invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the PCs of the Short-Term Portfolio since transactions occur primarily with issuers, underwriters or major dealers and usually do not include the expense of brokerage commissions.

    Appendix A attached hereto contains a description of the relevant rating symbols used by Standard & Poor's Corporation and Moody's Investors
Service, Inc. for bonds and commercial paper in which the Portfolios invest.

Investment and Borrowing Limitations
------------------------------------
    The Investment Company's Prospectus summarized certain of the Portfolios' investment and borrowing limitations that may not be changed without the affirmative vote of the holders of a "majority" of the outstanding PCs of the respective Portfolios (as defined herein under "Miscellaneous"). Below is a complete list of the Portfolios' investment limitations that may not be changed without such a vote of PC holders.

    The Portfolios may not:

    1. Borrow money,except from commercial banks for temporary purposes, and then in amounts not in excess of five percent (5%) of the total assets of the respective Portfolio at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or five percent (5%) of the total assets of the respective Portfolio at the time of such borrowing. This borrowing provision applies to Reverse Repurchase Agreements whose proceeds are utilized to provide liquidity to meet redemption requests when liquidation of portfolio securities is considered disadvantageous. At no time shall the level of funds borrowed to meet redemption requests exceed five percent (5%) of the total assets of the respective Portfolio; the interest expenses associated with such credit arrangements will be charged to the income of the respective Portfolio; and any new cash flows must be applied to retiring such Portfolio borrowings.

    2. Purchase any securities which would cause twenty-five percent (25%) or more of the total assets of the respective Portfolio at the time of such purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry. There is no limitation for the Portfolios with respect to investments in U.S. Government obligations or for the Money Market Portfolio in obligations of domestic branches of U.S. banks.

    3. Purchase securities of any issuer, other than those issued or guaranteed by the U.S. Government, Federal agencies and government-sponsored corporations, if immediately after such purchase more than five percent (5%) of the total assets of the respective Portfolio would be invested in such issuer; except that up to one hundred percent (100%) of the total assets of the Government/REPO Portfolio and up to twenty-five percent (25%) of the total assets of the Money Market Portfolio and the Short-Term Portfolio may be invested in Repurchase Agreements with maturities not greater than seven (7) days without regard to this five percent (5%) limitation.

   4. Purchase securities, if immediately after such purchase more than ten percent (10%) of the net assets of the respective Portfolio would be invested in securities which are illiquid, including Repurchase Agreements with maturities greater than seven (7) days and VAMD Notes with greater than seven (7) days' notice required for sale.

    5. Make loans, except that each Portfolio may purchase or hold debt instruments, and may enter into Repurchase Agreements, in accordance with its investment objectives and policies.

    6. Purchase securities issued by CSC.

    7. Purchase or sell commodities or commodity contracts, including futures contracts, or invest in oil, gas or mineral exploration or development programs.

    8. Acquire voting securities of any issuer or acquire securities of other investment companies.

    9. Purchase or sell real estate. (However, each Portfolio may purchase bonds and commercial paper issued by companies which invest in real estate or interest therein.)

    10. Purchase securities on margin, make short sales of securities or maintain a short position.

    11. Act as an underwriter of securities.

    12. Issue senior securities, except to the extent that certain investment policies related to Reverse Repurchase Agreements discussed herein and in the Prospectus may be deemed to involve the issuance of senior securities within the meaning of the 1940 Act.

	       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    Under the 1940 Act, the Investment Company may suspend the right of redemption or postpone the date of payment upon redemption (i) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or (ii) for any period during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practical, or for such other periods as the SEC, or any successor governmental authority, may by order permit for the protection of PC holders of the Portfolios. (The Investment Company may also suspend or postpone the recordation of the transfer of its PCs upon the occurrence of any of the foregoing conditions.)

    If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Investment Company may make payment wholly or partly in securities or other property; investors will incur expenses in disposing of redemption proceeds which are paid in this manner. The Investment Company has elected to commit itself to pay all redemption proceeds in cash up to the lesser of $250,000 or one percent (1.0%) of the respective Portfolio's net asset value for any Participation Certificate holder within a ninety (90) day period pursuant to a notification of election filed with the SEC under, and in accordance with the guidelines set forth in, Rule 18f-1 under the 1940 Act. (See "Net Asset Value" below for an example of when such redemption or form of payment might be appropriate.)

			       NET ASSET VALUE

    The net asset value per PC of each Portfolio is calculated by dividing the total value of the assets belonging to each Portfolio, less the value of any liabilities charged to each Portfolio, by the total number of PCs of the Portfolio outstanding.

Government/REPO Portfolio and Money Market Portfolio
   ----------------------------------------------------
    As stated in the Investment Company's Prospectus, the Government/REPO Portfolio and Money Market Portfolio securities are valued on the basis of amortized cost. In connection with their use of amortized cost valuation, the Portfolios limit the dollar-weighted average maturity of their investments to not more than seven (7) and ninety (90) days respectively and do not purchase any instrument with a remaining maturity of more than one (1) year at the time of purchase, except that items of collateral securing securities subject to Repurchase Agreements may bear longer maturities. The Investment Company's Board of Trustees also has established procedures that are intended to stabilize the Portfolios' net asset value per PC for purposes of sales and redemptions at $1.00. Such procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolios' net asset value per PC calculated by using available market quotations deviates from $1.00 per PC. In the event such deviation exceeds one-half of one percent (0.5%), the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the amount of any deviation from a Portfolio's
$1.00 amortized cost price per PC may result in material dilution or other unfair results to investors or existing PC holders of the respective Portfolio, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the Portfolio's average maturity; withholding or reducing dividends; redeeming PCs in kind; reducing the number of the Portfolio's outstanding PCs without monetary consideration; or utilizing a net asset value per PC determined by using available market quotations.

    Investors should also be aware that although procedures exist which are intended to stabilize the net asset value of the Government/REPO Portfolio and the Money Market Portfolio at $1.00 per PC, the value of the underlying assets of the Portfolios will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations in the Portfolios can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the Portfolios' yields may tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolios' yields may tend to be somewhat lower.
Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of its PCs will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolios, thereby reducing the Portfolios' current yield. In periods of rising interest rates, the opposite can be expected to occur.

Short-Term Portfolio
--------------------
    As stated in the Investment Company's Prospectus, the Short-Term Portfolio's securities (i) for which market quotations are readily available, are valued at the most recent quoted bid prices provided by investment dealers, or (ii) for which such quotations are not readily available, are valued at their fair value in the best judgment of N&B under procedures established by, and under the supervision of, the Investment Company's Board of Trustees. In connection with these methods of valuation, the Short-Term Portfolio limits the dollar-weighted average maturity of its investments to not more than three hundred sixty (360) days and does not purchase any instrument with a remaining maturity of more than five and a quarter (5 1/4) years, or its duration equivalent, at the time of purchase, except that items of collateral securing securities subject to Repurchase Agreements may bear longer maturities.

		    MANAGEMENT OF THE INVESTMENT COMPANY

Trustees and Officers
---------------------
    The Investment Company's Trustees and Executive Officers, their addresses, principal occupations during the past five (5) years and other affiliations are as follows:

						  Principal Occupations
			Position with the         During Past 5 Years
Name and Address        Investment Company        and Other Affiliations
----------------        ------------------        ----------------------
Albert F. Antonini      Executive                 1990 - Present, President
344 South Warren St.    Trustee                   and Chief Executive Officer,
Syracuse, NY                                      Blue Cross and Blue Shield
13202                                             of Central New York, Inc.


Philip A. Goss*         Trustee, President        January 1994 to Present,
676 St. Clair Street    and Chief                 President and Chief Executive
Chicago, IL             Executive Officer         Officer, CSC; February 1992
60611                                             to December 1993, Vice
						  President and Chief Operating
						  Officer, CSC; prior to
						  February 1992, Controller,
						  CSC

Steven L. Hooker        Trustee                   April 1993 to Present, Senior
100 S.W. Market Street                            Vice President, Finance and
Portland, OR 97201                                Treasurer, Blue Cross and
						  Blue Shield of Oregon; April
						  1993 to Present, President,
						  Oregon Pacific States
						  Insurance Company; January
						  1991 to March 1993, Vice
						  President, Finance and
						  Treasurer, Blue Cross and
						  Blue Shield of Oregon; prior
						  to January 1991, Vice
						  President, Finance, Blue
						  Cross and Blue Shield of
						  Oregon

William M. Lowry        Trustee                   May 1994 to Present,
Fifth Avenue Place                                President and Chief Executive
Pittsburgh, PA 15222                              Officer, Blue Cross of
						  Western Pennsylvania; June
						  1993 to April 1994, President
						  and Chief Operating Officer,
						  Blue Cross of Western
						  Pennsylvania; July 1992 to

						  Principal Occupations
			Position with the         During Past 5 Years
Name and Address        Investment Company        and Other Affiliations
----------------        ------------------        ----------------------
						  May 1993, Executive Vice
						  President, Blue Cross
						  Business Group, Blue Cross of
						  Western Pennsylvania; April
						  1990 to June 1992, Executive
						  Vice President and Treasurer,
						  Blue Cross of Western
						  Pennsylvania; prior to April
						  1990, Corporate Vice
						  President, Business and
						  Financial Services, Blue
						  Cross of Western Pennsylvania

David M. Murdoch*       Trustee and               July 1993 to Present, Senior
676 St. Clair Street    Treasurer                 Vice President, Licensing,
Chicago, IL  60611                                Finance Operations and
						  Treasurer, Blue Cross and
						  Blue Shield Association;
						  February 1992 to June 1993,
						  Senior Vice President,
						  Business Support and
						  Strategy, Blue Cross and
						  Blue Shield Association;
						  prior to January 1994,
						  President and Chief Executive
						  Officer of the Investment
						  Company; prior to December
						  1993, President and Chief
						  Executive Officer of CSC

Ralph S. Rhoades        Trustee                   January 1995 to Present, Vice
1215 South Boulder                                Chairman and Chief Executive
Tulsa, OK                                         Officer, Blue Cross and Blue
74119                                             Shield of Oklahoma; prior to
						  January 1995, President and
						  Chief Executive Officer,
						  Blue Cross and Blue Shield of
						  Oklahoma

Donald P. Sacco         Trustee                   1990 to Present, President
1501 Market Street                                and Chief Executive Officer,
Tacoma, WA                                        Pierce County Medical Bureau,
98402                                             Inc.

						  Principal Occupations
			Position with the         During Past 5 Years
Name and Address        Investment Company        and Other Affiliations
----------------        ------------------        ----------------------
Thomas J. Ward          Trustee                   January 1992 to Present,
70 North Main Street                              President, and Chief
Wilkes-Barre, PA                                  Executive Officer, Blue Cross
18711                                             of Northeastern Pennsylvania;
						  October 1990 to December
						  1991, President, Blue Cross
						  of Northeastern Pennsylvania;
						  prior to October 1990,
						  Executive Vice President,
						  Blue Cross of Northeastern
						  Pennsylvania

Sherman M. Wolff        Trustee                   November 1991 to Present,
233 N. Michigan Ave.                              Senior Vice President,
Chicago, IL                                       Finance, Health Care Service
60601                                             Corporation; prior to
						  November 1991, Principal,
						  William M. Mercer
						  Incorporated

Peter Norton            Assistant                 February 1992 to Present,
676 St. Clair Street    Secretary                 Director, Investment
Chicago, IL                                       Programs, CSC; prior to
60611                                             February 1992, Manager,
						  Investment Programs, CSC

Burton X. Rosenberg     Secretary                 1990 to Present, Partner,
55 East Monroe Street                             Seyfarth, Shaw, Fairweather &
Chicago, IL  60603                                Geraldson

    -------------------------------------------------------------------------

 * Such Trustees of the Investment Company are also members of the Board of Directors of CSC and thus may be deemed "interested persons" as defined in the 1940 Act.

    The Investment Company reimburses its Trustees for out-of-pocket expenses related to attending meetings. Trustees who are not employed by Blue Cross and/or Blue Shield Plans, or any subsidiaries or affiliates thereof, are paid $500 for participation in each regular meeting and $150 for participation in each telephonic meeting. The Investment Company does not pay any compensation to its other Trustees or to its Officers for acting in such capacities. Seyfarth, Shaw, Fairweather & Geraldson, of which Mr. Rosenberg is a partner, receives legal fees as counsel to the Investment Company. No director, officer or employee of PIMC, N&B, PNC Bank or PFPC is eligible to serve as a Trustee or Officer of the Investment Company. The Trustees and Officers of the Investment Company in their individual capacities own none, and cannot own any, of the Investment Company's PCs. For the period ended December 31, 1994, a total of $14,998 was paid by the Investment Company for Trustee meeting expenses.

						 Pension or           Estimated
	  Capacities in                          Retirement             Annual
	      Which                            Benefits Accrued        Benefits
Name of   Remuneration        Aggregate       During Registrant's        Upon
Person    Was Received      Remuneration       Last Fiscal Year      Retirement
-------   --------------    ------------      -------------------    ----------

     For the fiscal year ended December 31, 1994, the Investment Company did not pay any remuneration to, or accrue any retirement benefits for, any of its Trustees or Officers.

Investment Advisers and Service Agent
-------------------------------------
    The services PIMC and N&B provide as Investment Advisers, as well as the annual fees, calculated as percentages of each Portfolio's annual net assets, payable to them and expenses assumed by them, are described briefly in the Investment Company's Prospectus. More specifically, PIMC and N&B supervise the sales of securities; and place orders for such transactions. As Service Agent for all three Portfolios of the Investment Company,
PIMC maintains, financial and other books and records, including appropriate journals and ledgers; verifies trade tickets; calculates weighted average maturity, dividends and yields; prepares unaudited financial statements; prepares or assists in the preparation of regulatory filings; computes net asset value and the market value of assets of the Investment Company; prepares reports to the Board of Trustees of the Investment Company; and performs related administrative services. PIMC agrees to abide by applicable legal requirements in providing these services.

    In addition, PIMC and N&B have agreed that if, in any fiscal year, the expenses borne by the Government/REPO Portfolio, the Money Market
Portfolio or the Short-Term Portfolio, respectively, exceed the applicable expense limitations imposed by the securities regulations in any state in which PCs of the Portfolios are registered or qualified for sale to the public, they will reimburse the respective Portfolio for any excess to the extent required by such regulations. Unless otherwise required by law, such reimbursement would be accrued and paid by the Portfolios. To the knowledge of the Investment Company, the expense limitations in effect on the date of this Statement of Additional Information, are no more restrictive than one and one-half percent (1.5%) of the respective

Portfolios' average net assets up to $30 million and one percent (1%) of their respective average annual net assets in excess of $30 million. For the fiscal periods ended December 31, 1992, 1993 and 1994, PIMC was paid fees of $100,000, $100,000 and $99,291 net of $0, $0 and $709 waived fees, as service agent for the Short-Term Portfolio. For the same periods PIMC was paid fees of $1,048,977, $937,715 and $894,209 respectively, net of $43,617, $21,935 and $10,984 waived fees, as investment advisor and service agent for the Money Market Portfolio. For the same periods N&B was paid fees of $226,402, $372,933 and $230,349 respectively, net of $111,395,
$49,858 and $100,985 waived fees, as investment advisor for the Short-Term Portfolio. The Government/REPO Portfolio did not commence operations prior to December 31, 1994.

    Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the PCs of a registered, open-end investment company continuously engaged in the issuance of its PCs, and prohibits banks generally from issuing, underwriting, selling or distributing securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company. PNC Bank, PIMC and PFPC are subject to such banking laws and regulations.

Administrator
-------------
    As the Investment Company's administrator, CSC administers the Investment Company's operations, including acting as liaison with its PC holders, and has agreed to: (i) furnish the Investment Company with adequate office facilities, utilities, office equipment and related services; (ii) be responsible for the financial and accounting records required to be maintained by the Investment Company (including those being maintained by the Investment Company's custodian and transfer agent, both of which CSC supervises) other than those being maintained by the Investment Advisers; (iii) supervise the Investment Company's activities with respect to accounting, clerical, bookkeeping, recordkeeping and statistical services at such office facilities; (iv) arrange, but not pay for, the preparation for the Investment Company and holders of its PCs of all required tax returns and reports to the Investment Company's PCs holders and the SEC, as necessary, and, as appropriate, the periodic updating of the Registration Statement and Prospectus; (v) oversee the performance of administrative and professional services to the Investment Company by others, including the Investment Company's custodian, transfer agent and service agent; (vi) monitor, and notify the Investment Company of, the eligibility of the Investment Company's present and prospective investors and certain requirements of various state insurance laws and regulations; (vii) receive and process applications from present and prospective investors in the Investment Company; and (viii) authorize and permit any of its directors, officers and employees who may be elected as Trustees or Officers of the Investment Company to serve in the capacities in which they are elected. The administrator may engage sub-administrators or servicing agents to perform its obligations under its agreement with the Investment Company. For the fiscal periods ended December 31, 1992, 1993 and 1994, CSC was paid fees of $326,282, $278,219 and $260,066 respectively, net of $14,539, $7,311 and $3,661 waived fees, as administrator for the Money Market Portfolio and $79,200, $107,597 and $75,055 net of $0, $0 and $2,016 waived fees, as administrator for the Short-Term Portfolio.

		   ADDITIONAL INFORMATION CONCERNING TAXES

    The following is only a summary of certain additional tax considerations generally affecting the Investment Company, the Portfolios established within the Investment Company, and the PC holders of each Portfolio established within the Investment Company which are not described in the Investment Company's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Investment Company, the Portfolios established within the Investment Company, and the discussion here and in the Investment Company's Prospectus is not intended as a substitute for careful tax planning.

    In order for any particular Portfolio established within the Investment Company to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolio in question must derive at least ninety percent (90%) of its gross income in each taxable year from dividends, interest, payments with respect to security loans (as defined in Code Section 512(a)(5)), and gains from the sale or other disposition of stock or securities, and derive less than thirty percent (30%) of its gross income in each taxable year from the sale or other disposition of securities held for less than three (3) months. Interest (including original issue discount and certain accrued market discount) received by the particular Portfolio in question at maturity or disposition of a security held for less than three (3) months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of this requirement. In addition, at the close of each quarter of its taxable year, at least fifty percent (50%) of the value of the assets of the particular Portfolio in question must consist of (1) cash and cash items, Government securities and securities of other regulated investment companies and (2) securities of other issuers as to which the particular Portfolio in question has not invested more than five percent (5%) of its total assets in securities of such issuer and as to which the particular Portfolio in question does not hold more than ten percent (10%) of the outstanding voting securities of such issuer. The particular Portfolio in question must not have more than twenty-five percent (25%) of the value of its total assets invested in the securities of any one industry (other than U.S. Government obligations or, in the case of the Money Market Portfolio, certain bank obligations).

    Dividends paid out of the interest income and the net short-term capital gain income of any particular Portfolio are taxable to the PC holders of that Portfolio as ordinary income, regardless of whether PC holders reinvest such dividends in PCs of that Portfolio or any other Portfolio or are paid in cash. Dividends designated as paid out of that particular Portfolio's net capital gain ("Capital Gain Dividends"), i.e. the excess of net long-term capital gains over net short-term capital losses, are taxable to PC holders of the Portfolio as long-term capital gain. Any Capital Gain Dividends paid by the particular Portfolio in question will be taxable to PC holders of that Portfolio as long-term capital gains, regardless of how long PCs of that Portfolio have been held and whether reinvested in PCs or paid in cash. Under the provisions of the Code, starting with 1987, any long-term capital gains will be taxed at ordinary income tax rates, but with special transitional relief being provided, so that the maximum rate of Federal income tax imposed upon the receipt of any such long-term capital gains will be thirty-four percent (34%) in the case of a corporation.

    PC holders which are exempt from taxation will treat income resulting from investments in any particular Portfolio similarly to their other dividend and long-term capital gain income.

				  DIVIDENDS

    Net income of each Portfolio for dividend purposes (from the time of the immediately preceding determination thereof) will consist of (i) interest accrued and dividend earned (including both original issue and market discount) less amortization of any premium, (ii) plus or minus, in the case of the Government/REPO Portfolio and the Money Market Portfolio, all realized short-term gains and losses, if any, attributable to such Portfolio including such Portfolio's pro rata share of the fees payable to, and the general expenses (e.g. legal, accounting and Trustee's fees) of, the Investment Company prorated on the basis of relative net asset value of the Investment Company's other Portfolios applicable to that period.

			   PERFORMANCE INFORMATION

Determination of Yield
----------------------
      From time to time, the Investment Company may quote the Government/REPO Portfolio and the Money Market Portfolio "yield" and "effective yield" in communications to PC holders that are deemed to be advertising. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Government/REPO Portfolio and the Money Market Portfolio refers to the income generated by an investment in the Portfolios over a seven-day period as identified in the communication. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested weekly. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven day period ending December 31, 1994 the Money Market Portfolio average "yield" was 5.60% and the "effective yield" was 5.76%. The Government/REPO Portfolio did not commence operations prior to December 31, 1994.

      From time to time, the Investment Company may also quote the Short-Term Portfolio "yield" in communications to PC holders that are deemed to be advertising. The standardized method used to calculate the Short-Term Portfolio yield differs from the Money Market Portfolio yield calculation. Short-Term Portfolio yield is calculated by dividing the net investment income per Participation Certificate during a 30-day (or one month) period by the price per Participation Certificate on the last day of that period. The result of this calculation is then annualized assuming semi-annual reinvestment of dividend income. For the 30 day period ending December 31, 1994 the Short-Term Portfolio 30 day yield was 5.72%.

      The yields of the Money Market Portfolio and the Short-Term
Portfolio were positively affected by fee waivers. (See "Investment Advisors and Service Agent" and "Administrator" under "Management of the Investment Company".)

Total Return
------------
      From time to time, the Investment Company may quote the total return of its Short-Term Portfolio in reports and other communications to PC holders. For this purpose the total return of the Portfolio is an average annual compound rate of return over the periods cited that will equate a hypothetical $1,000 investment made at the beginning of the periods to the redeemable value at the end of the periods cited. The Short-Term Portfolio total return fluctuates in response to fluctuations in interest rates and the expenses of the Portfolio. Consequently, any given total return quotation should not be considered as representative of the Portfolio's total return in any specified period in the future. The annualized Short-Term Portfolio total returns were 3.46% for the one year ended December 31, 1994, 5.55% for the five years ended December 31, 1994 and 6.20% for the March 11, 1987 (commencement of operations) to December 31, 1994 period.

    The total return of the Short-Term Portfolio was positively affected by fee waivers. (See "Investment Advisors and Service Agent" and
"Administrator" under "Management of the Investment Company".)


		      ADDITIONAL DESCRIPTION CONCERNING
		INVESTMENT COMPANY PARTICIPATION CERTIFICATES

    The Investment Company's Amended and Restated Articles of Incorporation provide that on any manner submitted to a vote of PC holders, all PCs, irrespective of class, shall be voted in the aggregate and not by class except that (i) as to the matter with respect to which a separate vote of any class is required by the 1940 Act or the General Corporation Law of the State of Maryland, such requirements as to a separate vote by that class shall apply in lieu of the aggregate voting as described above, and (ii) as to the matter which does not affect the interest of a particular class, only PC holders of the affected class shall be entitled to vote thereon.

    Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Investment Company shall not be deemed to have been effectively acted upon unless approved by the holders of a "majority" of the outstanding PCs (as defined herein under "Miscellaneous") of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical or that the matter does not affect any interest of such class. However, Rule 18f-2 exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of Rule 18f-2.

    The chart below sets forth those PC holders each of which owned of record or beneficially five percent (5%) or more of the outstanding PCs of either or both Portfolios in existence as of March 8, 1995.

				       Percent of PCs           Percent of PCs
				       Owned of                 Owned of
				       Money Market             Short-Term
      PC Holder                        Portfolio                Portfolio
      ---------                        --------------           --------------
Blue Cross and Blue Shield                  0.4%                     7.2%
 of Georgia, Inc.
3350 Peachtree Road, N.E.
Atlanta, GA  30326

Blue Cross and Blue Shield                  8.7%                     5.3%
 Association
676 N. St. Clair Street
Chicago, IL  60611

Blue Cross and Blue Shield                  7.6%                    10.8%
 of Illinois
233 North Michigan Avenue
Chicago, IL  60601

Blue Cross and Blue Shield                  0.0%                    12.5%
 of Mississippi
3545 Lakeland Drive East
Jackson, MS  39208

Blue Cross and Blue Shield                  6.8%                     8.9%
 of New Jersey, Inc.
3 Penn Plaza East
Newark, NJ  07102

Blue Cross and Blue Shield                  5.5%                     0.0%
 of the Rochester Area
150 East Main Street
Rochester, NY  14647

Blue Cross and Blue Shield                  0.1%                     9.5%
 of Oklahoma, Inc.
1215 South Boulder Avenue
Tulsa, OK  74119

Capital Blue Cross                          5.4%                     0.0%
2500 Elmerton Avenue
Harrisburg, PA  17110

Blue Cross of Western                      10.1%                     1.9%
 Pennsylvania
120 Fifth Avenue
Pittsburgh, PA  15222

Blue Cross and Blue Shield                  0.2%                     6.9%
 of Memphis
85 North Danny Thomas Blvd.
Memphis, TN  38103

Pierce County Medical                       0.0%                    13.7%
1501 Market Street
Tacoma, WA  98402


			   INDEPENDENT ACCOUNTANTS

    Coopers & Lybrand L.L.P., independent accountants, with offices at 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serve as independent accountants of the Investment Company. The financial statements dated December 31, 1994 which appear in this Statement of Additional Information and the financial highlights which appear in the Prospectus have been audited by Coopers & Lybrand L.L.P. whose report thereon dated February 2, 1995, appears elsewhere herein and have been included herein and therein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

				   COUNSEL

    Seyfarth, Shaw, Fairweather & Geraldson, 55 East Monroe Street,
Chicago, Illinois 60603, will pass upon the legality of the PCs offered hereby. Burton X. Rosenberg, a Partner at Seyfarth, Shaw, Fairweather & Geraldson, acts as General Counsel and Secretary to the Investment Company and CSC and is also a member of the CSC Board of Directors. Ballard, Spahr, Andrews & Ingersoll act as counsel to PNC Bank, PIMC and PFPC. Levitt, Greenberg, Kaufman & Goldstein act as counsel to N&B.


				MISCELLANEOUS

    As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from PC holders, means the vote of the holders of more than fifty percent (50%) of the Investment Company's outstanding PCs of each class affected by the matter with respect to which the vote is being taken.

    The Investment Company has chosen a calendar fiscal year.

    Purchase orders for PCs of both Portfolios are accepted by the Investment Company's Transfer Agent which is located in Wilmington, Delaware.

				      APPENDIX

		  DESCRIPTION OF BOND AND COMMERCIAL PAPER RATINGS

-------------------------------------------------------------------------------

    The Investment Company may invest in securities which at time of purchase have ratings not lower than the following:

Type of
Security           Rating Agency         Rating     Summary of Rating
--------           -------------         ------     -----------------
Bond               Moody's Investors       A-3      Bonds which are rated "A"
		   Service, Inc.                    possess many favorable
		   ("Moody's")                      investment attributes
						    and are to be considered as
						    upper medium grade
						    obligations.  Factors
						    giving security to
						    principal and interest are
						    considered adequate but
						    elements may be present
						    which suggest a
						    susceptibility to
						    impairment sometime in the
						    future.  The modifier "3"
						    indicates that the
						    issue ranks in the lower
						    end of its generic rating
						    category.

Bond               Moody's                 Aa       Bonds which are rated "Aa"
						    are judged to be of high
						    quality by all standards.
						    Together with the "Aaa"
						    group they comprise what
						    are generally known as high
						    grade bonds.  They are
						    rated lower than the best
						    bonds because margins of
						    protection may not be as
						    large as in "Aaa"
						    securities or fluctuation
						    of protective elements may
						    be of greater amplitude or
						    there may be other elements
						    present which make the long
						    term risks appear somewhat
						    larger then in the "Aaa"
						    securities.

Bond               Standard & Poor's       A-       Debt rated "A" has a strong
		   Corporation                      capacity to pay interest
		   ("S & P")                        and repay principal
						    although it is somewhat
						    more susceptible to the
						    adverse effects of changes
						    in circumstances and
						    economic conditions than
						    debt in higher rated
						    categories.  The "minus"
						    shows a relative lower
						    standing within the major
						    "A" category.

Type of
Security           Rating Agency         Rating     Summary of Rating
--------           -------------         ------     -----------------
Bond                 S & P                 AA       Debt rated "AA" has a very
						    strong capacity to pay
						    interest and repay
						    principal and differs from
						    the higher rated issues
						    only in small degree.

Commercial           Moody's             Prime-1    Commercial Paper rated
Paper                                               "Prime-1" has a superior
						    capacity for repayment of
						    short-term promissory
						    obligations evidenced by
						    leading market positions in
						    well-established
						    industries, high rates of
						    return on funds employed,
						    conservative capitalization
						    structure with moderate
						    reliance on debt and ample
						    asset protection, broad
						    margins in earnings
						    coverage of fixed financial
						    charges and high internal
						    cash generation and well
						    established access to a
						    range of financial markets
						    and assured sources of
						    alternate liquidity.

Commercial           S & P                 A-1      This designation indicates
Paper                                               that the degree of safety
						    regarding timely payment is
						    either overwhelming or very
						    strong.

				 REPORT OF

			 INDEPENDENT ACCOUNTANTS AND

			    FINANCIAL STATEMENTS

                            Statement of Net Assets
                            -----------------------
                            MONEY MARKET PORTFOLIO
                            ----------------------
                               December 31, 1994
                               -----------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS           6.6%
------------------------------------------------------------------------------
  Federal National Mortgage Association
       5.40% (3/09/95)                               $ 5,000       $ 4,949,750

  Student Loan Marketing Association
       Variable Rate Note, 5.87% (1/03/95)            25,000        25,000,000
                                                                    ----------

       TOTAL GOVERNMENT AGENCY OBLIGATIONS                          29,949,750
       (Cost $29,949,750)                                           ----------


------------------------------------------------------------------------------
COMMERCIAL PAPER                       50.4%
------------------------------------------------------------------------------
AGRICULTURAL SERVICES..............     0.7%
  Golden Peanut Company
       5.57% (2/22/95)                                 3,000         2,975,863
                                                                    ----------

BANKS..............................     2.0%
  Norwest Corp.
       5.77% (2/21/95)                                 9,200         9,124,798
                                                                    ----------

CANNED, FROZEN & PRESERVED FRUIT...     1.1%
  Sara Lee Corp.
       5.93% (3/01/95)                                 5,000         4,951,407
                                                                    ----------

CHEMICALS & ALLIED PRODUCTS........     2.2%
  Great Lakes Chemical Corp.
       5.91% (1/27/95)                                10,000         9,957,317
                                                                    ----------

COMPUTER & OFFICE EQUIPMENT........     1.1%
  Hewlett-Packard Finance
       5.40% (3/30/95)                                 5,000         4,934,000
                                                                    ----------

FINANCE LESSORS....................     6.6%
  General Electric Capital Corp.
       5.10%-6.45% (2/08/95-4/13/95)                  30,000        29,605,059
                                                                    ----------

FIRE MARINE & CASUALTY INSURANCE...     1.1%
  A.I. Credit Corp.
       5.08% (2/14/95)                                 5,000         4,968,956
                                                                    ----------

                            Statement of Net Assets
                            -----------------------
                            MONEY MARKET PORTFOLIO
                            ----------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
GRAIN MILLS PRODUCTS...............     2.6%
  General Mills, Inc.
       5.57% (4/04/95)                               $12,000       $11,827,330
                                                                    ----------

LIFE INSURANCE.....................     1.1%
  MetLife Funding, Inc.
       5.60% (1/09/95)                                 5,000         4,993,778
                                                                    ----------

MALT BEVERAGES.....................     1.1%
  Anheuser-Busch, Inc.
       5.85% (3/24/95)                                 5,000         4,933,375
                                                                    ----------

PERSONAL CREDIT INSTITUTIONS.......     7.3%
  American General Finance Corp.
       6.00% (2/28/95)                                10,000         9,903,333
  Avco Financial Services Inc.
       5.90% (1/25/95-1/26/95)                        13,100        13,047,916
  Ford Motor Credit Corp.
       5.42% (1/12/95)                                10,000         9,983,439
                                                                    ----------
                                                                    32,934,688
                                                                    ----------

PETROLEUM REFINING.................     5.5%
  Koch Industries, Inc.
       6.00% (1/03/95)                                25,000        24,991,667
                                                                    ----------

PIPE LINES.........................     1.1%
  Colonial Pipeline Co.
       5.60% (2/07/95)                                 5,000         4,971,222
                                                                    ----------

SERVICES-ACCOUNTING & MANAGEMENT...     5.5%
  Dun & Bradstreet Corporation
       5.85%-6.33% (3/21/95-4/18/95)                  25,000        24,622,442
                                                                    ----------

SERVICES-EQUIPMENT RENTING & LEASING    1.1%
  International Lease Finance Corp.
       5.72% (2/08/95)                                 5,000         4,969,811
                                                                    ----------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS  0.9%
  Paccar Financial Corp.
       5.70% (2/09/95)                                 4,200         4,174,065
                                                                    ----------

                            Statement of Net Assets
                            -----------------------
                            MONEY MARKET PORTFOLIO
                            ----------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
TELEPHONE COMMUNICATIONS...........     9.4%
  Ameritech Corp.
       5.64% (3/30/95)                               $ 5,000       $ 4,931,066
  BellSouth Capital Funding Corp.
       4.95%-5.07% (1/30/95-2/14/95)                  15,000        14,918,096
  U.S. West Communications, Inc.
       5.85% (2/02/95)                                22,500        22,383,000
                                                                    ----------
                                                                    42,232,162
                                                                    ----------
       TOTAL COMMERCIAL PAPER
       (Cost $227,167,940)                                         227,167,940
                                                                   -----------


------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS              32.3%
------------------------------------------------------------------------------
BANKS..............................     9.3%
  Bank of New York (Delaware)
       5.64% (1/03/95)                                17,000        16,996,531
  Comerica Bank (Detroit)
       5.82% (1/03/95)                                25,000        24,987,621
                                                                    ----------
                                                                    41,984,152
                                                                    ----------

FINANCE SERVICES...................     2.2%
  AT&T Capital Corp.
       6.00% (1/26/95)                                10,000        10,000,634
                                                                    ----------

SECURITY BROKERS & DEALERS.........    20.8%
  Bear Stearns & Co. Inc.
       6.0475% (1/25/95)                              24,000        24,000,000
  Goldman Sachs Group, L.P.
       5.9375% (2/10/95)                              25,000        25,000,000
  J.P. Morgan Securities, Inc.
       6.175% (1/10/95)                               25,000        25,000,000
  Merrill Lynch & Co. Inc.
       5.64% (1/03/95)                                10,000         9,998,880
  Morgan Stanley Group Inc.
       6.225% (1/18/95)                               10,000        10,000,000
                                                                    ----------
                                                                    93,998,880
                                                                    ----------
       TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $145,983,666)                                         145,983,666
                                                                   -----------

                            Statement of Net Assets
                            -----------------------
                            MONEY MARKET PORTFOLIO
                            ----------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                  11.3%
------------------------------------------------------------------------------
  BT Securities Corp.
       3.00% (1/03/95)
       (Collateralized by $6,570,000
       U.S. Treasury Note, 5.375%,
       due 5/31/98; market value
       $6,122,774)                                   $ 6,000       $ 6,000,000

  Lehman Government Securities Inc.
       6.25% (1/03/95)
       (Collateralized by $49,761,000
       U.S. Government Agency Obligations,
       3.79% to 7.85%, due 1/25/95 to
       12/15/43; market value $46,538,381)            45,189        45,189,000
                                                                    ----------
       TOTAL REPURCHASE AGREEMENTS
       (Cost $51,189,000)                                           51,189,000
                                                                    ----------


TOTAL INVESTMENTS IN SECURITIES....   100.6%                       454,290,356
       (Cost $454,290,356*)

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.6%)                      ( 2,923,722)
                                      ------                       -----------

NET ASSETS (Applicable to 451,366,634
PCs outstanding)                      100.0%                      $451,366,634
                                      ======                       ===========

NET ASSET VALUE, offering and
redemption price per PC
($451,366,634 / 451,366,634 PCs)                                         $1.00
                                                                          ====

* Aggregate cost for Federal tax purposes.


                       See accompanying notes to financial statements.

                            Statement of Net Assets
                            -----------------------
                             SHORT-TERM PORTFOLIO
                             --------------------
                               December 31, 1994
                               -----------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS               7.6%
------------------------------------------------------------------------------
  U.S. Treasury Bill
       6.655% (12/14/95)                              $4,000       $ 3,739,400
                                                                    ----------
  U.S. Treasury Note
       6.00% (6/30/96)                                 4,200         4,109,448
                                                                    ----------
       TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $7,947,703)                                             7,848,848
                                                                    ----------

------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS          19.0%
------------------------------------------------------------------------------
  Federal Farm Credit Bank
      Discount Note
            5.74% (1/09/95)                               60            59,923
                                                                    ----------
  Federal Home Loan Bank
      Discount Note
            5.44% (4/12/95)                            2,000         1,964,380
                                                                    ----------
  Federal Home Loan Mortgage Corporation
      Collateralized Mortgage Obligations
            5.475%-6.50% (1/15/95-7/31/95)             2,080         2,071,008
      Discount Note
            5.88% (4/04/95)                              745           733,043
                                                                    ----------
                                                                     2,804,051
                                                                    ----------
  Federal National Mortgage Association
      Discount Notes
            5.32%-6.01% (1/20/95-5/31/95)              9,625         9,374,210
                                                                    ----------
  Student Loan Marketing Association
      Variable Rate Note
            5.48% (6/30/95)                            4,000         3,980,640
                                                                    ----------
  U.S. Department of Veterans Affairs
      Vendee Mortgage Trust 1992-2
            6.50% (2/01/96)                            1,479         1,459,682
                                                                    ----------
            TOTAL GOVERNMENT AGENCY OBLIGATIONS
            (Cost $19,735,258)                                      19,642,886
                                                                    ----------

                                      B-25

                            Statement of Net Assets
                            -----------------------
                             SHORT-TERM PORTFOLIO
                             --------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES                 6.7%
------------------------------------------------------------------------------
  CARAT Corp. Grantor Trust
       Series 1993-M, 3.65% (1/15/95)                 $  363        $  362,775

  Chase Manhattan Grantor Trust
       Series 1991-A, 6.90% (1/30/95)                    201           200,257

  Ford Credit Grantor Trust
       Series 1991-B, 6.50% (5/31/95)                    205           203,902

  General Motors Acceptance Corp. Grantor Trust
       Series 1992-A, 5.05% (1/15/95)                     45            44,656

  Midlantic Grantor Trust
       Series 1992-1, 4.30% (5/31/95)                  1,697         1,673,562

  Nissan Corp. Grantor Trust
       Series 1992-B, 4.30% (8/30/95)                  1,147         1,127,902

  USAA Auto Loan Grantor Trust
       Series 1994-1, 5.00% (1/01/96)                  3,380         3,285,123
                                                                    ----------
       TOTAL ASSET BACKED SECURITIES
       (Cost $7,034,709)                                             6,898,177
                                                                   -----------

------------------------------------------------------------------------------
COMMERCIAL PAPER                       33.8%
------------------------------------------------------------------------------

AEROSPACE..........................     3.5%
 Raytheon Co.
      5.97%  (01/06/95)                                3,630         3,626,990
                                                                    ----------
ELECTRIC POWER.....................     1.8%
 Potomac Electric Power Co.
      5.90% (1/11/95)                                  1,885         1,881,911
                                                                    ----------
FIRE MARINE & CASUALTY INSURANCE...     4.8%
 USAA Capital Corp.
      6.10% (2/28/95)                                  5,000         4,950,458
                                                                    ----------
INSURANCE..........................     0.8%
 Aon Corp.
      6.07% (2/06/95)                                    825           819,992
                                                                    ----------

                            Statement of Net Assets
                            -----------------------
                             SHORT-TERM PORTFOLIO
                             --------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
LIFE INSURANCE.....................     3.4%
 MetLife Funding, Inc.
      6.05% (2/10/95)                                 $1,700       $ 1,688,572
 Prudential Funding Co., Inc.
      5.94% (5/16/95)                                  1,835         1,790,611
                                                                    ----------
                                                                     3,479,183
                                                                    ----------
OFFICE EQUIPMENT...................     1.0%
 Pitney Bowes Inc.
      5.40% (1/13/95)                                  1,030         1,028,059
                                                                    ----------
SECURITY BROKERS AND DEALERS.......    13.3%
 Goldman, Sachs & Co.
      6.08% (2/10/95)                                  5,000         4,966,367
 Merrill Lynch & Co. Inc.
      5.45% (1/19/95)                                  3,850         3,839,018
 Morgan J.P. & Co., Inc.
      6.05% (2/09/95)                                  5,000         4,967,229
                                                                    ----------
                                                                    13,772,614
                                                                    ----------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS 2.3%
 Asset Securitization Cooperative Corp.
      6.12% (2/15/95)                                  2,350         2,331,640
                                                                    ----------
SOAPS AND DETERGENTS...............     1.1%
 Procter & Gamble Co.
      5.42% (1/17/95)                                  1,100         1,097,190
                                                                    ----------
UTILITIES-GAS......................     1.8%
 Wisconsin Gas Co.
      5.82% (2/22/95)                                  1,933         1,916,247
                                                                    ----------
      TOTAL COMMERCIAL PAPER
      (Cost $34,909,679)                                            34,904,284
                                                                    ----------


------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS              31.0%
------------------------------------------------------------------------------
BANKS..............................     7.7%
 FCC National Bank
      6.67% (1/03/95)                                  8,000         8,000,000
                                                                    ----------
FINANCE............................     3.5%
 Dean Witter, Discover & Companies
      5.505% (1/16/95)                                 3,600         3,610,908
                                                                    ----------

                            Statement of Net Assets
                            -----------------------
                             SHORT-TERM PORTFOLIO
                             --------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         -------
PERSONAL CREDIT INSTITUTIONS.......    12.6%
 Ford Motor Credit Corp.
      6.87% (1/03/95)                                 $2,000       $ 1,998,600
 Ford Motor Credit Corp.
      5.9375% (2/06/95)                                4,000         4,015,840
 Toyota Motor Credit Corp.
      6.67% (1/03/95)                                  7,000         7,010,360
                                                                    ----------
                                                                    13,024,800
                                                                    ----------
SECURITY BROKERS & DEALERS.........     7.2%
 Morgan Stanley Group Inc.
      5.525% (3/19/95)                                 7,400         7,403,774
                                                                    ----------
      TOTAL VARIABLE RATE OBLIGATIONS
      (Cost $31,999,679)                                            32,039,482
                                                                    ----------

------------------------------------------------------------------------------
MEDIUM TERM NOTES                       1.8%
------------------------------------------------------------------------------
FINANCE.............................
 Dean Witter, Discover and Companies
      6.00% (3/01/98)
      (Cost $1,996,018)                                2,000         1,860,000
                                                                    ----------


TOTAL INVESTMENTS IN SECURITIES....   99.9%                       103,193,677
      (Cost $103,623,046*)

OTHER ASSETS IN EXCESS OF LIABILITIES   0.1%                            46,023
                                       -----                       -----------

NET ASSETS (Applicable to 10,394,368
PCs outstanding)                      100.0%                      $103,239,700
                                      ======                       ===========

NET ASSET VALUE, offering and redemption
price per PC ($103,239,700 / 10,394,368 PCs)                             $9.93
                                                                          ====

* Aggregate cost for Federal tax purposes.
  The Aggregate gross unrealized appreciation or depreciation for all securities is as follows: excess of value over tax cost
  $41,027; excess of tax cost over value
  $470,396.

                       See accompanying notes to financial statements.

                            Statements of Operations
                            ------------------------
                          Year Ended December 31, 1994
                          ----------------------------

                                                Money Market        Short-Term
                                                  Portfolio         Portfolio
                                                ------------        ----------
INTEREST INCOME                                  $23,252,120        $7,081,179
                                                  ----------         ---------
EXPENSES
        Investment advisory fee                      905,193           331,334
        Administration fee                           263,727            77,111
        Custodian                                     60,937            17,537
        Transfer agent                                34,999             3,000
        Professional Services                         34,354             9,465
        Insurance                                     29,532             8,664
        Audit                                         27,270             7,982
        Legal                                         16,499             6,070
        Trustee expenses                              11,596             3,402
        Printing                                       5,412             1,587
        Service Agent                                      0           100,000
        Miscellaneous                                  1,705               227
        Fees waived                                  (14,645)         (103,710)
                                                  ----------         ---------
                            Total expenses         1,376,579           462,669
                                                  ----------         ---------

NET INVESTMENT INCOME                             21,875,541         6,618,510

NET REALIZED LOSS ON SECURITIES SOLD                       0          (907,947)
UNREALIZED DEPRECIATION OF SECURITIES                      0          (701,778)
                                                  ----------         ---------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                $21,875,541        $5,008,785
                                                  ==========         =========

               See accompanying notes to financial statements.

                     Statements of Changes in Net Assets
                     -----------------------------------
                           MONEY MARKET PORTFOLIO
                           ----------------------

                                            Year Ended          Year Ended
                                         December 31, 1994   December 31, 1993
                                         -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

  Net investment income                       $ 21,875,541        $ 17,266,013
  Net realized gain (loss)
    on securities sold                                   0               6,887
                                                ----------          ----------
  Net increase in net assets
    resulting from operations                   21,875,541          17,272,900
                                                ----------          ----------
DIVIDENDS TO PARTICIPATION CERTIFICATE HOLDERS:

  From net investment income
    $.041 and $.030 per PC                     (21,875,541)        (17,266,013)
                                                ----------          ----------
CAPITAL TRANSACTIONS:

  Proceeds from sale of 6,086,561,540
    and 5,227,332,343 PCs                    6,086,561,540       5,227,332,343

  Value of 11,028,155 and 9,650,513 PCs
    issued in reinvestment of dividends         11,028,155           9,650,513

  Cost of 6,121,061,465 and 5,152,732,191
    PCs repurchased                         (6,121,061,465)     (5,152,732,191)
                                             -------------       -------------
  Increase (decrease) in net assets derived
    from capital transactions                  (23,471,770)         84,250,665
                                                ----------          ----------
  Total increase (decrease) in net assets      (23,471,770)         84,257,552

NET ASSETS:

  Beginning of period                          474,838,404         390,580,852

  End of period                               $451,366,634        $474,838,404
                                               ===========         ===========

               See accompanying notes to financial statements.

                     Statements of Changes in Net Assets
                     -----------------------------------
                            SHORT-TERM PORTFOLIO
                            --------------------

                                            Year Ended          Year Ended
                                         December 31, 1994   December 31, 1993
                                         -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

  Net investment income                       $  6,618,510        $  8,055,994
  Net realized gain (loss)
    on securities sold                            (907,947)            204,255
  Unrealized appreciation (depreciation)
    of securities                                 (701,778)           (180,624)
                                                 ---------           ---------
  Net increase in net assets
    resulting from operations                    5,008,785           8,079,625
                                                 ---------           ---------
DIVIDENDS TO PARTICIPATION CERTIFICATE HOLDERS:

  From net investment income
    $.440 and $.377 per PC                      (6,618,510)         (8,055,994)

  From net realized gains
    $.000 and $.011 per PC                               0            (204,255)
                                                 ---------           ---------
  Total dividends                               (6,618,510)         (8,260,249)

CAPITAL TRANSACTIONS:

  Proceeds from sale of 9,713,036
    and 17,732,805 PCs                          96,971,954         178,402,832

  Value of 491,088 and 592,611 PCs
    issued in reinvestment of
    dividends                                    4,901,395           5,961,518

  Cost of 18,429,870 and 19,175,607
    PCs repurchased                           (183,832,374)       (192,954,480)
                                               -----------         -----------
  Increase (decrease) in net assets derived
    from capital transactions                  (81,959,025)         (8,590,130)
                                                ----------           ---------
  Total increase (decrease) in net assets      (83,568,750)         (8,770,754)
                                                ----------           ---------
NET ASSETS:

  Beginning of period                          186,808,450         195,579,204
                                               -----------         -----------
  End of period                               $103,239,700        $186,808,450
                                               ===========         ===========

               See accompanying notes to financial statements.

                                             FINANCIAL HIGHLIGHTS

                                            MONEY MARKET PORTFOLIO
                                            ----------------------

                    For a Participation Certificate (PC) Outstanding Throughout the Period

                                           Year       Year       Year       Year       Year
                                           Ended      Ended      Ended      Ended      Ended
                                         12/31/94   12/31/93   12/31/92   12/31/91   12/31/90
                                         --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period        $1.00      $1.00      $1.00      $1.00      $1.00
                                             ----       ----       ----       ----       ----
Income From Investment Operations:
---------------------------------
Net Investment Income                        .041       .030       .037       .060       .080
Net Realized Gain (Loss) on Investments         0          0          0          0          0
                                             ----       ----       ----       ----       ----
Total From Investment Operations             .041       .030       .037       .060       .080
                                             ----       ----       ----       ----       ----
Less Distributions:
------------------
Dividends to PC holders from
  Net Investment Income                     (.041)     (.030)     (.037)     (.060)     (.080)
Distributions to PC holders from
  Net Capital Gains                             0          0          0          0          0
                                             ----       ----       ----       ----       ----
Total Distributions                         (.041)     (.030)     (.037)     (.060)     (.080)
                                             ----       ----       ----       ----       ----
Net Asset Value, End of Period              $1.00      $1.00      $1.00      $1.00      $1.00
                                             ====       ====       ====       ====       ====
Total Return                                4.21%      3.07%      3.73%      6.16%      8.29%

Ratios/Supplemental Data:
------------------------
Net Assets, End of Period (000)          $451,367   $474,838   $390,581   $642,583   $460,402
Ratio of Expenses to Average
  Net Assets(1)                              .26%       .24%       .23%       .25%       .28%
Ratio of Net Investment Income
  to Average Net Assets                     4.15%      3.02%      3.68%      5.97%      8.02%

----------------------------
(1)  Without the waiver of advisory and administration fees (see note C), the ratio of expenses to average daily net assets would have been .24% for the fiscal period ended December 31, 1992.

                                            FINANCIAL HIGHLIGHTS

                                             SHORT-TERM PORTFOLIO
                                             --------------------

                    For a Participation Certificate (PC) Outstanding Throughout the Period

                                           Year       Year       Year       Year       Year
                                           Ended      Ended      Ended      Ended      Ended
                                         12/31/94   12/31/93   12/31/92   12/31/91   12/31/90
                                         --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period       $10.03     $10.05     $10.09      $9.96      $9.91
                                            -----      -----      -----       ----       ----
Income From Investment Operations:
---------------------------------
Net Investment Income                        .440       .377       .443       .637       .778
Net Realized and Unrealized
  Gain (Loss) on Investments                (.100)     (.009)     (.034)      .130       .050
                                             ----       ----       ----       ----       ----
Total From Investment Operations             .340       .368       .409       .767       .828
                                             ----       ----       ----       ----       ----
Less Distributions:
------------------
Dividends to PC holders from
          Net Investment Income             (.440)     (.377)     (.443)     (.637)     (.778)
Distributions to PC holders from
          Net Capital Gains                     0      (.011)     (.006)         0          0
                                             ----       ----       ----       ----       ----
Total Distributions                         (.440)     (.388)     (.449)     (.637)     (.778)
                                             ----       ----       ----       ----       ----
Net Asset Value, End of Period              $9.93     $10.03     $10.05     $10.09      $9.96
                                             ====      =====      =====      =====       ====
Total Return                                3.46%      3.72%      4.13%      7.95%      8.69%

Ratios/Supplemental Data:
------------------------
Net Assets, End of Period (000)          $103,240   $186,808   $195,579    $94,050    $24,828
Ratio of Expenses to Average
          Net Assets(1)                      .30%       .30%       .30%       .30%       .30%
Ratio of Net Investment Income
          to Average Net Assets             4.29%      3.74%      4.29%      6.22%      7.89%
Portfolio Turnover Rate(2)                  47.6%      34.1%      37.6%      63.8%     100.2%

----------------------------
(1)  Without the waiver of advisory, service agent and administration fees (see note C), the ratios of expenses to average daily net assets would have been .37%, .32%, .37%, .56% and .85% respectively, for the fiscal periods ended December 31, 1994, 1993, 1992, 1991 and 1990.
(2)  Excludes security purchases with a maturity of less than one year.

                           Notes to Financial Statements


A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of two separate portfolios, the Money Market Portfolio and the Short-Term Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Fund presently offers two classes of PCs as follows: the Money Market Portfolio - two billion PCs authorized and the Short-Term Portfolio - one billion PCs authorized.


B. Significant accounting policies relating to the Fund are as follows:

   Security Valuation - Money Market Portfolio: Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

   Security Valuation - Short-Term Portfolio: Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the most recent quoted bid price provided by investment dealers. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at that time).

   Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

   Dividends to Participation Certificate Holders - Dividends of net investment income of both Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Short-Term Portfolio will, subject to the use of offsetting capital loss carry-forwards, distribute net realized short- and long-term capital gains, if any, once each year.

   Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. At December 31, 1994 the Short-Term Portfolio had capital loss carry-forwards amounting to $907,947 that expire in 2002. These loss carry-forwards are available to offset possible future capital gains of the Short-Term Portfolio.

   Repurchase Agreements - Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system.

                           Notes to Financial Statements
                           -----------------------------


   Estimated Maturities - The maturity of collateralized mortgage obligations and other asset backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

   Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of December 31, 1994 and the maturity shown is the date of the next interest readjustment.


C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

   Money Market Portfolio - PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as the Portfolio's investment advisor and service agent. As compensation for its services the Portfolio pays PIMC a fee, computed daily and paid monthly, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

   Short-Term Portfolio - Neuberger & Berman ("N&B"), a New York limited partnership, serves as the Portfolio's investment advisor. As compensation for its services, the Portfolio pays N&B a fee, computed daily and paid monthly, at the following rate: .30% of the first $50 million, .20% of the next $50 million, .15% of the next $150 million, and .10% of amounts in excess of $250 million.

   Health Plans Capital Services Corp. ("CSC") serves as the Fund's administrator and acts generally in a supervisory capacity with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services each Portfolio pays CSC a fee, computed daily and payable monthly at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

   PNC Bank acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the fund's transfer agent and dividend disbursing agent. In addition, PIMC serves as the Short-Term Portfolio service agent. PNC Bank, PIMC and PFPC receive fees from the Fund for serving in these capacities.

   PIMC and N&B have agreed contractually to reduce their advisory fees otherwise payable to them in 1994 by the Money Market Portfolio and the Short-Term Portfolio, respectively, to the extent necessary to reduce the ordinary operating expenses of both Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, PIMC and N&B waived $0 and $100,985 of such fees, respectively, for the period ended December 31, 1994. In addition, PIMC voluntarily waived $10,984 of advisory fees and CSC voluntarily waived $3,661 of administrator fees payable by the Money Market Portfolio during this period. PIMC voluntarily waived $709 of service agent fees and CSC voluntarily waived $2,016 of administrator fees payable by the Short-Term Portfolio during this period.

                           Notes to Financial Statements
                           -----------------------------


D. At December 31, 1994, net assets consisted of:

                                              Money Market    Short-Term
                                               Portfolio      Portfolio
                                              ------------    ------------
Capital paid in....................           $451,366,634    $104,577,016
Accumulated realized gain (loss) on
  security transactions............                 -             (907,947)
Net unrealized depreciation of
  investments......................                 -             (429,369)
                                              ------------    ------------
                                              $451,366,634    $103,239,700
                                              ============    ============

E. Short-Term Portfolio purchases and sales of investment securities, other than short-term investments, were $47,569,756 and $84,049,524, respectively, and purchases and sales of U.S. Government securities were $16,977,188 and $31,741,378, respectively, for the period ended December 31, 1994.

                       Report of Independent Accountants



To the Participation Certificate Holders and
Trustees of Plan Investment Fund, Inc.



We have audited the accompanying statements of net assets of the Money Market Portfolio and Short-Term Portfolio of Plan Investment Fund, Inc. (the "Fund") as of December 31, 1994, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical inspection and confirmation of investments held by the custodian and others as of December 31, 1994. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Plan Investment Fund, Inc. as of December 31, 1994, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.




COOPERS & LYBRAND L.L.P.




2400 Eleven Penn Center
Philadelphia, PA
February 2, 1995

                            Statement of Net Assets
                            -----------------------
                                 (Unaudited)

                           GOVERNMENT/REPO PORTFOLIO
                           -------------------------
                                June 30, 1995
                                -------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS          80.9%
------------------------------------------------------------------------------
  Student Loan Marketing Association
   Note
       6.10% (7/03/95)                               $17,000       $16,994,239
       (Cost $16,994,239)                                           ----------

------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                  19.4%
------------------------------------------------------------------------------
  Swiss Bank Corp.
       6.15% (7/03/95)
       (Collateralized by $2,700,000 U.S.
       Treasury Note, 11.25%; due 2/15/15;
       Market Value $4,150,980)
       (Cost $4,065,000)                               4,065         4,065,000
                                                                     ---------
TOTAL INVESTMENTS IN SECURITIES.....  100.3%                        21,059,239
       (Cost $21,059,239*)

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)                      (    59,239)
                                      -----                        -----------
NET ASSETS (Applicable to 21,000,000
PCs outstanding)                      100.0%                      $ 21,000,000
                                      =====                        ===========
NET ASSET VALUE, offering and
redemption price per PC
($21,000,000 / 21,000,000 PCs)                                           $1.00
                                                                          ====

* Aggregate cost for Federal tax purposes


                       See accompanying notes to financial statements.

                            Statement of Net Assets
                            -----------------------
                                 (Unaudited)

                            MONEY MARKET PORTFOLIO
                            ----------------------
                                June 30, 1995
                                -------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
-------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS           4.8%
-------------------------------------------------------------------------------
  Student Loan Marketing Association
   Variable Rate Note
       5.66% (7/05/95)                               $25,000       $25,000,000
       (Cost $25,000,000)                                           ----------


-------------------------------------------------------------------------------
COMMERCIAL PAPER                       57.6%
-------------------------------------------------------------------------------
AGRICULTURAL SERVICES..............     1.4%
  Golden Peanut Co.
       6.02% (8/15/95)                                 7,200         7,145,820
                                                                    ----------
BANKS..............................     9.5%
  National City Corp.
       6.07%-6.24% (8/07/95-10/17/95)                 25,000        24,662,717
  NationsBank Corp.
       6.14% (9/18/95)                                25,000        24,663,153
                                                                    ----------
                                                                    49,325,870
                                                                    ----------
BUSINESS CREDIT INSTITUTIONS.......    13.2%
  American Express Credit Corp.
       6.02%-6.05% (7/10/95-10/31/95)                 20,000        19,780,864
  Ciesco LP
       6.15% (7/03/95)                                14,400        14,395,080
  CXC, Inc.
       6.25% (7/03/95)                                25,000        24,991,319
  Paccar Financial Corp.
       6.13% (7/13/95)                                 9,600         9,580,384
                                                                    ----------
                                                                    68,747,647
                                                                    ----------
CHEMICALS AND ALLIED PRODUCTS......     1.9%
  Monsanto Co.
       6.17% (7/11/95)                                10,000         9,982,861
                                                                    ----------
ELECTRIC SERVICES..................     0.6%
  Allegheny Power System Inc.
       5.93% (8/30/95)                                 3,110         3,079,263
                                                                    ----------
FINANCE LESSORS....................     3.4%
  General Electric Capital Corp.
       6.48% (10/31/95)                               18,035        17,638,951
                                                                    ----------

                            Statement of Net Assets
                            -----------------------
                            MONEY MARKET PORTFOLIO
                            ----------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
LIFE INSURANCE.....................     1.1%
  Metlife Funding, Inc.
       5.96% (7/28/95)                               $ 5,500      $  5,475,415
                                                                   -----------
PERSONAL CREDIT INSTITUTIONS.......     4.7%
  Ford Motor Credit Corp.
       6.16% (9/11/95)                                25,000        24,692,000
                                                                   -----------
PETROLEUM REFINING.................     4.8%
  Koch Industries, Inc.
       6.20% (07/05/95)                               25,000        24,982,778
                                                                   -----------
PHARMACEUTICAL PREPARATIONS........     4.5%
  Lilly (Eli) & Co.
       6.43% (11/06/95)                               24,150        23,597,877
                                                                   -----------
PLASTIC PRODUCTS...................     1.3%
  Armstrong World Industries Inc.
       6.05% (7/19/95)                                 7,000         6,978,825
                                                                   -----------
RETAIL - APPAREL & ACCESSORY.......     4.8%
  Melville Corp.
       6.20% (7/03/95)                                25,000        24,991,389
                                                                   -----------
SERVICES - ACCOUNTING & MANAGEMENT      1.5%
  Dun & Bradstreet Corp.
       6.10% (1/10/96)                                 8,000         7,738,378
                                                                   -----------
SERVICES - AUTO RENTING & LEASING..     2.3%
  PHH Corp.
       6.15% (7/05/95)                                12,000        11,991,800
                                                                   -----------
SERVICES - EQUIPMENT RENTING & LEASING  1.5%
  International Lease Finance Corp.
       5.95% (1/26/96)                                 8,175         7,892,611
                                                                   -----------

TELECOMMUNICATIONS.................     1.1%
  Bell Atlantic Network Funding Corp.
       6.05% (7/19/95)                                 5,700         5,682,757
                                                                   -----------
       TOTAL COMMERCIAL PAPER                                      299,944,242
       (Cost $299,944,242)                                         -----------

                            Statement of Net Assets
                            -----------------------
                            MONEY MARKET PORTFOLIO
                            ----------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
-------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS              29.6%
-------------------------------------------------------------------------------
BANKS..............................     8.6%
  First Union National Bank of North Carolina
       6.03% (07/03/95)                              $25,000      $ 25,000,000
  Huntington National Bank of Ohio
       6.12% (7/03/95)                                20,000        19,996,143
                                                                   -----------
                                                                    44,996,143
                                                                   -----------
SECURITY BROKERS & DEALERS.........    21.0%
  Bear Stearns & Co. Inc.
       6.235% (8/25/95)                               24,000        24,000,000
  Goldman Sachs Group, L.P.
       6.0625% (9/08/95)                              25,000        25,000,000
  J.P. Morgan Securities, Inc.
       6.06% (7/10/95)                                25,000        25,000,000
  Merrill Lynch & Co. Inc.
       6.11%-6.17% (7/03/95)                          25,000        24,998,319
  Morgan Stanley Group Inc.
       6.1625% (7/19/95)                              10,000        10,000,000
                                                                   -----------
                                                                   108,998,319
                                                                   -----------
       TOTAL VARIABLE RATE OBLIGATIONS                             153,994,462
       (Cost $153,994,462)                                         -----------


-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                   8.3%
-------------------------------------------------------------------------------
  Morgan Stanley & Co.
       6.335% (7/03/95)
       (Collateralized by $40,645,000 U.S.
       Treasury Notes, 5.125% to 6.75%;
       due 3/31/98 to 5/31/99; Market
       Value $41,827,141)                             41,000        41,000,000

  Swiss Bank Corp.
       6.10% (7/03/95)
       (Collateralized by $2,050,000 U.S.
       Treasury Note, 5.625%; due 6/30/97;
       Market Value $2,043,274)                        2,000         2,000,000
                                                                   -----------
       TOTAL REPURCHASE AGREEMENTS                                  43,000,000
       (Cost $43,000,000)                                          -----------

                            Statement of Net Assets
                            -----------------------
                            MONEY MARKET PORTFOLIO
                            ----------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
TOTAL INVESTMENTS IN SECURITIES....   100.3%                      $521,938,704
       (Cost $521,938,704*)

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)                      ( 1,607,917)
                                      -----                        -----------
NET ASSETS (Applicable to 520,328,478
PCs outstanding)                      100.0%                      $520,330,787
                                      =====                        ===========
NET ASSET VALUE, offering and
redemption price per PC
($520,330,787 / 520,328,478 PCs)                                         $1.00
                                                                          ====

* Aggregate cost for Federal tax purposes.


                       See accompanying notes to financial statements.

                            Statement of Net Assets
                            -----------------------
                                 (Unaudited)

                             SHORT-TERM PORTFOLIO
                             --------------------
                                June 30, 1995
                                -------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         -----------
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS              15.6%
-------------------------------------------------------------------------------
  U.S. Treasury Bills
       6.125%-6.84% (7/27/95-1/11/96)                $ 5,885       $ 5,733,709
                                                                    ----------
  U.S. Treasury Notes
       6.00%-7.50% (6/30/96-1/31/97)                   9,200         9,329,875
                                                                    ----------

       TOTAL U.S. TREASURY OBLIGATIONS                              15,063,584
       (Cost $14,906,034)                                           ----------


-------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS          40.0%
-------------------------------------------------------------------------------
  Federal Farm Credit Bank
    Medium Term Note
       7.20% (7/01/99)                                 3,500         3,500,000
    Discount Note
       5.97% (10/04/95)                                2,060         2,028,523
                                                                    ----------
                                                                     5,528,523
                                                                    ----------
  Federal Home Loan Mortgage Corporation
      Medium Term Notes
            6.95%-7.555% (2/10/97-5/25/98)             3,000         3,028,750
      Collateralized Mortgage Obligations
            6.00%-6.50% (7/15/95-4/18/98)              9,803         9,774,681
      Discount Note
            5.90% (7/05/95)                               64            63,958
                                                                    ----------
                                                                    12,867,389
                                                                    ----------
  Federal National Mortgage Association
      Medium Term Note
            7.50% (2/12/97)                            7,000         7,067,270
      Discount Notes
            5.90%-5.93% (7/05/95-9/14/95)              8,230         8,129,989
                                                                    ----------
                                                                    15,197,259
                                                                    ----------
  Student Loan Marketing Association
      Variable Rate Note
            5.48% (7/01/96)                            4,000         3,996,640
                                                                    ----------

                            Statement of Net Assets
                            -----------------------
                             SHORT-TERM PORTOLIO
                             -------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
 U.S. Department of Veterans Affairs
  Vendee Mortgage Trust 1992-2
      6.50% (9/28/96)                                 $  970       $   970,100
                                                                    ----------
      TOTAL GOVERNMENT AGENCY OBLIGATIONS
      (Cost $38,467,216)                                            38,559,911
                                                                    ----------

-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                 8.3%
-------------------------------------------------------------------------------
 FCC National Bank
      6.35% (4/24/96)                                  5,000         5,015,100

 First Union Corp. Bank
      5.95% (7/01/95)                                  3,000         3,000,000
                                                                    ----------

TOTAL CERTIFICATES OF DEPOSIT
      (Cost $7,995,769)                                              8,015,100
                                                                    ----------

-------------------------------------------------------------------------------
ASSET BACKED SECURITIES                 6.2%
-------------------------------------------------------------------------------
  General Motors Acceptance Corp. Grantor Trust
       Series 1992-A, 5.05% (8/30/95)                     17            17,388
       Series 1992-D, 5.55% (12/29/95)                 1,731         1,728,341
                                                                    ----------
                                                                     1,745,729
                                                                    ----------
  Midlantic Grantor Trust
       Series 1992-1, 4.30% (9/28/95)                    989           984,186
                                                                    ----------
  Nissan Corp. Grantor Trust
       Series 1992-B, 4.30% (2/29/96)                    730           722,736
                                                                    ----------
  USAA Auto Loan Grantor Trust
       Series 1994-1, 5.00% (6/28/96)                  2,518         2,494,160
                                                                    ----------
       TOTAL ASSET BACKED SECURITIES
       (Cost $5,974,489)                                             5,946,811
                                                                    ----------

                            Statement of Net Assets
                            -----------------------
                             SHORT-TERM PORTFOLIO
                             --------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
-------------------------------------------------------------------------------
COMMERCIAL PAPER                        9.8%
-------------------------------------------------------------------------------
ELECTRIC POWER.....................     0.2%
 Northern States Power Co.
      5.95% (7/05/95)                                 $  191       $   190,874
                                                                    ----------
FINANCE LESSORS....................     5.2%
 General Electric Capital Corp.
      6.30% (8/14/95)                                  5,000         4,963,627
                                                                    ----------
FIRE MARINE & CASUALTY INSURANCE...     0.3%
 USAA Capital Corp.
      6.01% (7/14/95)                                    253           252,452
                                                                    ----------
OFFICE EQUIPMENT...................     2.1%
 Pitney Bowes Credit Corp.
      6.05% (9/11/95)                                  2,050         2,026,220
                                                                    ----------
TELECOMMUNICATIONS.................     2.0%
 AT&T Capital Corp.
      6.15% (8/10/95)                                  1,955         1,942,064
                                                                    ----------
      TOTAL COMMERCIAL PAPER
      (Cost $9,371,661)                                              9,375,237
                                                                    ----------

-------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS              17.2%
-------------------------------------------------------------------------------
FINANCE............................     3.7%
 Dean Witter, Discover and Companies
      6.193% (7/17/95)                                 3,600         3,600,720
                                                                    ----------
PERSONAL CREDIT INSTITUTIONS.......    13.5%
 Ford Motor Credit Corp.
      5.83% (7/05/95)                                  2,000         1,989,460
 Ford Motor Credit Corp.
      6.4375% (8/04/95)                                4,000         4,003,600
 Toyota Motor Credit Corp.
      5.65% (7/05/95)                                  7,000         6,960,030
                                                                    ----------
                                                                    12,953,090
                                                                    ----------
      TOTAL VARIABLE RATE OBLIGATIONS
      (Cost $16,599,746)                                            16,553,810
                                                                    ----------

                            Statement of Net Assets
                            -----------------------
                             SHORT-TERM PORTFOLIO
                             --------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
-------------------------------------------------------------------------------
MEDIUM TERM NOTES                      10.5%
-------------------------------------------------------------------------------
BANKS..............................     5.2%
 Trust Company Bank of Georgia
      6.50% (3/21/96)                                 $5,000      $  5,020,650
                                                                   -----------
BUSINESS CREDIT INSTITUTIONS.......     3.2%
 Xerox Credit Corp.
      6.25% (1/15/96)                                  3,115         3,115,935
                                                                   -----------
FINANCE............................     2.1%
 Dean Witter, Discover and Companies
      6.00% (3/01/98)                                  2,000         1,983,120
                                                                   -----------
      TOTAL MEDIUM TERM NOTES
      (Cost $10,095,970)                                            10,119,705
                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES....   107.6%                       103,634,158
(Cost $103,410,885*)

LIABILITY FOR UNSETTLED PURCHASES..  (  8.3%)                     (  8,012,889)

OTHER ASSETS IN EXCESS OF LIABILITIES   0.7%                           685,652
                                      -----                        -----------
NET ASSETS (Applicable to 9,645,658
PCs outstanding)                      100.0%                      $ 96,306,921
                                      =====                        ===========
NET ASSET VALUE, offering and redemption
price per PC ($96,306,921 / 9,645,658 PCs)                               $9.98
                                                                          ====

* Aggregate cost for Federal tax purposes.
  The Aggregate gross unrealized appreciation or depreciation for all securities is as follows: excess of value over tax cost
  $356,563; excess of tax cost over value
  $133,290.

                       See accompanying notes to financial statements.

                            Statements of Operations
                            ------------------------
                                   (Unaudited)

                         Six Months Ended June 30, 1995
                         ------------------------------

                               Government/REPO    Money Market    Short-Term
                                  Portfolio*        Portfolio      Portfolio
                               ---------------    ------------    -----------
INTEREST INCOME                $     60,673       $18,567,137     $ 3,679,141
                                 ----------        ----------      ----------
EXPENSES
   Investment advisory fee            1,995           498,597         136,815
   Administration fee                   499           150,966          29,079
   Custodian                            816            35,335           7,047
   Transfer Agent                         6            18,100             744
   Insurance                             54            15,851           3,068
   Audit                                 55            15,031           2,904
   Legal                                 32             9,320           1,804
   Trustee Expenses                      18             5,177           1,002
   Professional Services                  5             3,930             281
   Printing                              10             2,905             564
   Service Agent                          0                 0          50,000
   Miscellaneous                          1               397              79
   Fees waived                       (2,494)          (21,712)        (58,911)
                                 ----------        ----------      ----------
      Total expenses                    997           733,897         174,476
                                 ----------        ----------      ----------

NET INVESTMENT INCOME                59,676        17,833,240       3,504,665

NET REALIZED GAIN (LOSS) ON               0             2,308         (28,188)
   SECURITIES SOLD
UNREALIZED APPRECIATION                   0                 0         652,642
   OF SECURITIES                 ----------        ----------      ----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS    $    59,676       $17,835,548     $ 4,129,119
                                 ==========        ==========      ==========

*From June 1, 1995 commencement of operations.

                       See accompanying notes to financial statements.

                     Statements of Changes in Net Assets
                     -----------------------------------
                                 (Unaudited)

                           Government/REPO PORTFOLIO
                           -------------------------

                                                                Period Ended
                                                               June 30, 1995*
                                                               -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                                         $    59,676
                                                                  ----------
       Net increase in net assets
         resulting from operations                                    59,676
                                                                  ----------
DIVIDENDS TO PARTICIPATION CERTIFICATE HOLDERS:

   From net investment income
   $.005 per PC                                                      (59,676)
                                                                  ----------
CAPITAL TRANSACTIONS:

   Proceeds from sale of 21,000,000 PCs                           21,000,000
                                                                  ----------
   Increase in net assets derived
       from capital transactions                                  21,000,000
                                                                  ----------
   Total increase in net assets                                   21,000,000

NET ASSETS:

   Beginning of period                                                     0
                                                                  ----------
   End of period                                                 $21,000,000
                                                                  ==========
   *From June 1, 1995 commencement of operations.


                       See accompanying notes to financial statements.

                     Statements of Changes in Net Assets
                     -----------------------------------
                                 (Unaudited)

                           MONEY MARKET PORTFOLIO
                           ----------------------

                                            Six Months Ended     Year Ended
                                              June 30, 1995   December 31, 1994
                                            ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                        $ 17,833,240       $ 21,875,541
   Net realized gain (loss) on securities sold         2,308                  0
                                                 -----------        -----------
       Net increase in net assets
         resulting from operations                17,835,548         21,875,541
                                                 -----------        -----------

DIVIDENDS TO PARTICIPATION CERTIFICATE HOLDERS:

   From net investment income
   $.029 and $.041 per PC                        (17,833,240)       (21,875,541)
                                                 -----------         ----------
CAPITAL TRANSACTIONS:

   Proceeds from sale of 3,311,416,782 and
       and 6,086,561,540 PCs                   3,311,416,782      6,086,561,540

   Value of 8,855,230 and 11,028,155 PCs
       issued in reinvestment of dividends         8,855,230         11,028,155

   Cost of 3,251,310,167 and 6,121,061,465
       PCs repurchased                        (3,251,310,167)    (6,121,061,465)
                                              --------------     --------------
   Increase (decrease) in net assets derived
       from capital transactions                  68,961,845        (23,471,770)
                                                 -----------        -----------
   Total increase (decrease) in net assets        68,964,153        (23,471,770)

NET ASSETS:

   Beginning of period                           451,366,634        474,838,404
                                                 -----------        -----------
   End of period                                $520,330,787       $451,366,634
                                                 ===========         ===========

                       See accompanying notes to financial statements.

                     Statements of Changes in Net Assets
                     -----------------------------------
                                 (Unaudited)

                             SHORT-TERM PORTFOLIO
                             --------------------

                                            Six Months Ended     Year Ended
                                              June 30, 1995   December 31, 1994
                                            ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                        $  3,504,665       $  6,618,510
   Net realized gain (loss) on securities sold       (28,188)          (907,947)
   Unrealized appreciation (depreciation) of
    securities                                       652,642           (701,778)
                                                 -----------        -----------
       Net increase in net assets
         resulting from operations                 4,129,119          5,008,785
                                                 -----------        -----------
DIVIDENDS TO PARTICIPATION CERTIFICATE HOLDERS:

   From net investment income
   $.297 and $.440 per PC                         (3,504,665)        (6,618,510)
                                                 -----------        -----------
CAPITAL TRANSACTIONS:

   Proceeds from sale of 2,359,181
       and 9,713,036 PCs                          23,445,783         96,971,954

   Value of 247,643 and 491,088 PCs
       issued in reinvestment of
          dividends                                2,466,435          4,901,395

   Cost of 3,355,534 and 18,429,870
       PCs repurchased                           (33,469,451)      (183,832,374)
                                                 -----------        -----------
   Increase (decrease) in net assets derived
       from capital transactions                  (7,557,233)       (81,959,025)
                                                 -----------        -----------
   Total increase (decrease) in net assets        (6,932,779)       (83,568,750)

NET ASSETS:

   Beginning of period                           103,239,700        186,808,450
                                                 -----------        -----------
   End of period                                $ 96,306,921       $103,239,700
                                                 -----------        -----------

                       See accompanying notes to financial statements.

                                             FINANCIAL HIGHLIGHTS
                                                  (Unaudited)

                                           GOVERNMENT/REPO PORTFOLIO
                                           -------------------------

                   For a Participation Certificate (PC) Outstanding Throughout the Period

                                          6/1/95(1)
                                         through
                                         6/30/95
                                         -------
Net Asset Value, Beginning of Period       $1.00
                                            ----
Income From Investment Operations:
---------------------------------
Net Investment Income                       .005
Net Realized Gain (Loss) on Investments        0
                                            ----
Total From Investment Operations            .005
                                            ----
Less Distributions:
------------------
Dividends to PC holders from
  Net Investment Income                    (.005)
Distributions to PC holders from
  Net Capital Gains                            0
                                            ----
Total Distributions                        (.005)
                                            ----

Net Asset Value, End of Period             $1.00
                                            ====

Total Return(1) (3)                         6.07%

Ratios/Supplemental Data:
------------------------
Net Assets, End of Period (000)          $21,000
Ratio of Expenses to Average
  Net Assets(2) (3)                          .10%
Ratio of Net Investment Income
  to Average Net Assets(3)                  5.98%

---------------------------

(1)  From June 1, 1995 commencement of operations
(2)  Without the waiver of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .37%.
(3)  Annualized

                                            FINANCIAL HIGHLIGHTS
                                                 (Unaudited)

                                           MONEY MARKET PORTFOLIO
                                           ----------------------

                   For a Participation Certificate (PC) Outstanding Throughout the Period

                                       Six Months     Year       Year       Year       Year       Year
                                          Ended       Ended      Ended      Ended      Ended      Ended
                                         6/30/95    12/31/94   12/31/93   12/31/92   12/31/91   12/31/90
                                         -------    --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period       $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                            ----        ----       ----       ----       ----       ----
Income From Investment Operations:
---------------------------------
Net Investment Income                       .029        .041       .030       .037       .060       .080
Net Realized Gain (Loss) on Investments        0           0          0          0          0          0
                                            ----        ----       ----       ----       ----       ----
Total From Investment Operations            .029        .041       .030       .037       .060       .080
                                            ----        ----       ----       ----       ----       ----
Less Distributions:
------------------
Dividends to PC holders from
  Net Investment Income                    (.029)      (.041)     (.030)     (.037)     (.060)     (.080)
Distributions to PC holders from
  Net Capital Gains                            0           0          0          0          0          0
                                            ----        ----       ----       ----       ----       ----
Total Distributions                        (.029)      (.041)     (.030)     (.037)     (.060)     (.080)
                                            ----        ----       ----       ----       ----       ----
Net Asset Value, End of Period             $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                            ====        ====       ====       ====       ====       ====
Total Return(2)                             6.02%       4.21%      3.07%      3.73%      6.16%      8.29%

Ratios/Supplemental Data:
------------------------
Net Assets, End of Period (000)         $520,331    $451,367   $474,838   $390,581   $642,583   $460,402
Ratio of Expenses to Average
  Net Assets(1) (2)                          .24%        .26%       .24%       .23%       .25%       .28%
Ratio of Net Investment Income
  to Average Net Assets(2)                  5.92%       4.15%      3.02%      3.68%      5.97%      8.02%

----------------------------

(1)  Without the waiver of advisory and administration fees (see note C), the ratios of expenses to average daily net assets would have been .25% and .24% for the six months ended June 30, 1995 and for the fiscal period ended December 31, 1992, respectively.
(2)  Annualized

                                             FINANCIAL HIGHLIGHTS
                                                  (Unaudited)

                                             SHORT-TERM PORTFOLIO
                                             --------------------

                   For a Participation Certificate (PC) Outstanding Throughout the Period

                                       Six Months     Year       Year       Year       Year       Year
                                          Ended       Ended      Ended      Ended      Ended      Ended
                                         6/30/95    12/31/94   12/31/93   12/31/92   12/31/91   12/31/90
                                         -------    --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period      $ 9.93      $10.03     $10.05     $10.09     $ 9.96     $ 9.91
                                           -----       -----      -----      -----       ----      -----
Income From Investment Operations:
---------------------------------
Net Investment Income                       .297        .440       .377       .443       .637       .778
Net Realized and Unrealized
  Gain (Loss) on Investments                .050       (.100)     (.009)     (.034)      .130       .050
                                           -----       -----      -----      -----      -----      -----
Total From Investment Operations            .347        .340       .368       .409       .767       .828
                                           -----       -----      -----      -----      -----      -----
Less Distributions:
------------------
Dividends to PC holders from
  Net Investment Income                    (.297)      (.440)     (.377)     (.443)     (.637)     (.778)
Distributions to PC holders from
  Net Capital Gains                            0           0      (.011)     (.006)         0          0
                                           -----       -----      -----      -----      -----      -----
Total Distributions                        (.297)      (.440)     (.388)     (.449)     (.637)     (.778)
                                           -----       -----      -----      -----      -----      -----
Net Asset Value, End of Period            $ 9.98      $ 9.93     $10.03     $10.05     $10.09     $ 9.96
                                           =====       =====      =====      =====      =====      =====
Total Return(2)                             7.21%       3.46%      3.72%      4.13%      7.95%      8.69%

Ratios/Supplemental Data:
Net Assets, End of Period (000)          $96,307    $103,240   $186,808   $195,579    $94,050    $24,828
Ratio of Expenses to Average
  Net Assets(1) (2)                          .30%        .30%       .30%       .30%       .30%       .30%
Ratio of Net Investment Income
  to Average Net Assets(2)                  6.03%       4.29%      3.74%      4.29%      6.22%      7.89%
Portfolio Turnover Rate(2) (3)              31.8%       47.6%      34.1%      37.6%      63.8%     100.2%

----------------------------

(1)  Without the waiver of advisory, service agent and administration fees (see note C), the ratios of expenses to average daily net assets would have been .40%, .37%, .32%, .37%, .56% and .85%
     respectively, for the six months ended June 30, 1995, and for the fiscal periods ended December 31,
     1994, 1993, 1992, 1991 and 1990.
(2)  Excludes security purchases with a maturity of less than one year.
(3)  Annualized

                             Notes to Financial Statements
                                      (Unaudited)


A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of three separate portfolios, the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation certificates ("PCs"), par value $.001 per PC. The Fund presently offers three classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized, the Money Market Portfolio - two billion PCs authorized and the Short-Term Portfolio - one billion PCs authorized.

B. Significant accounting policies relating to the Fund are as follows:

   SECURITY VALUATION - GOVERNMENT/REPO PORTFOLIO AND MONEY MARLET PORTFOLIO:
   Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

   SECURITY VALUATION - SHORT-TERM PORTFOLIO: Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the most recent quoted bid price provided by investment dealers. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at that time).

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

   DIVIDENDS TO PARTICIPATION CERTIFICATE HOLDERS - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Short-Term Portfolio will, subject to the use of offsetting capital loss carry-forwards, distribute net realized short- and long-term capital gains, if any, once each year.

   FEDERAL INCOME TAXES - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. At June 30, 1995, the Short-Term Portfolio had capital loss carry-forwards amounting to $907,947 that expire in 2002. These loss carry-forwards are available to offset possible future capital gains of the Short-Term Portfolio.

   REPURCHASE AGREEMENTS - Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system.

   ESTIMATED MATURITIES - The maturity of collateralized mortgage obligations and other asset backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

   VARIABLE RATE OBLIGATIONS - For variable rate obligations, the interest rate presented is as of June 30, 1995 and the maturity shown is the date of the next interest readjustment.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

   GOVERNMENT/REPO PORTFOLIO AND MONEY MARKET PORTFOLIO - PNC Institutional Management Corporation ("PIMC"), an indirectly wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay PIMC a fee, computed daily and paid monthly, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

   SHORT-TERM PORTFOLIO - Neuberger & Berman ("N&B"), a New York limited partnership, serves as the Portfolio's investment advisor. As compensation for its services, the Portfolio pays N&B a fee, computed daily and paid monthly, at the following rate: .30% of the first $50 million, .20% of the next $50 million, .15% of the next $150 million, and .10% of amounts in excess of $250 million.

   Health Plans Capital Services Corp. ("CSC") serves as the Fund's administrator and acts generally in a supervisory capacity with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services each Portfolio pays CSC a fee, computed daily and payable monthly at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

   PNC Bank acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. In addition, PIMC serves as the Short-Term Portfolio service agent. PNC Bank, PIMC and PFPC receive fees from the Fund for serving in these capacities.

   PIMC and N&B have agreed contractually to reduce their advisory fees otherwise payable to them in 1995 by the Money Market Portfolio and the Short-Term Portfolio, respectively, to the extent necessary to reduce the ordinary operating expenses of both Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, PIMC and N&B waived $0 and $55,850 of such fees, respectively, for the period ended
   June 30, 1995. CSC voluntarily waived $3,061 of administrator fees payable by the Short-Term Portfolio during this period. In addition, PIMC voluntarily waived $16,284 and $1,995 of advisory fees and CSC voluntarily waived $5,428 and $499 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, during this period.

D. At June 30, 1995, net assets consisted of:

                                    Government/REPO   Money Market   Short-Term
                                       Portfolio       Portfolio      Portfolio
                                    ---------------   ------------   ----------
    Capital paid in................     $21,000,000   $520,328,479  $97,019,783
    Accumulated realized gain (loss)
      on security transactions.....          -               2,308     (936,135)
    Net unrealized appreciation of
      investments..................          -             -            223,273
                                         ----------    -----------   ----------
                                        $21,000,000   $520,330,787  $96,306,921
                                         ==========    ===========   ==========

E. Short-Term Portfolio purchases and sales of investment securities, other than short-term investments, were $42,627,291 and $9,095,019 respectively, and purchases and sales of U.S. Government securities were $34,953,005 and $8,434,329 respectively, for the period ended June 30, 1995.

                            Statement of Net Assets
                            -----------------------
                                 (Unaudited)

                           GOVERNMENT/REPO PORTFOLIO
                           -------------------------
                              September 30, 1995
                              ------------------

                                     PERCENTAGE
                                         OF            PAR
                                     NET ASSETS       (000)           VALUE
                                     ----------       -----         ---------
------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS          85.4%
------------------------------------------------------------------------------
  Federal Home Loan Mortgage Corporation
   Discount Note
       6.30% (10/02/95)                              $23,000       $22,995,975
                                                                    ----------
  Federal National Mortgage Association
   Discount Note
       6.30% (10/02/95)                               15,105        15,102,357
                                                                    ----------

   TOTAL GOVERNMENT AGENCY OBLIGATIONS                              38,098,332
   (Cost $38,098,332)                                               ----------


------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                  14.9%
------------------------------------------------------------------------------
  Daiwa Securities America Inc.
       (Collateralized by $1,830,000 U.S.
       Treasury Bond, 12.00%; due 8/15/13;
       Market Value $2,716,946)
       6.45% (10/02/95)                                2,654         2,654,000

  Morgan Stanley & Co.
       (Collateralized by $4,200,000 U.S.
       Treasury Note, 4.75%; due 02/15/97;
       market value $4,160,198)
       6.46% (10/02/95)                                4,000         4,000,000
                                                                    ----------

       TOTAL REPURCHASE AGREEMENTS                                   6,654,000
       (Cost $6,654,000)                                            ----------

TOTAL INVESTMENTS IN SECURITIES.....                                44,752,332
       (Cost $44,752,332*)

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)                      (   142,434)
                                       -----                       -----------

NET ASSETS (Applicable to 44,609,898
PCs outstanding)                      100.0%                      $ 44,609,898
                                      =====                        ===========
NET ASSET VALUE, offering and
redemption price per PC
($44,609,898 / 44,609,898 PCs)                                           $1.00
                                                                          ====

* Aggregate cost for Federal tax purposes

                       See accompanying notes to financial statements.

                            Statement of Operations
                            -----------------------
                                   (Unaudited)

                            GOVERNMENT/REPO PORTFOLIO
                            -------------------------

                     June 1, 1995* through September 30, 1995
                         ------------------------------

                               Government/REPO
                                  Portfolio
                               ---------------
INTEREST INCOME                $    458,093
                                 ----------
EXPENSES
   Investment Advisory Fee           15,503
   Administration Fee                 3,876
   Trustee Expenses                     134
   Transfer Agent                        30
   Custodian                          4,777
   Legal                                242
   Audit                                406
   Professional Services                 38
   Printing                              75
   Insurance                            400
   Miscellaneous                         11
   Fees waived                      (17,740)
                                 ----------
      Total Expenses                  7,752
                                 ----------

NET INVESTMENT INCOME               450,341

NET REALIZED GAIN (LOSS) ON               0
   SECURITIES SOLD
UNREALIZED APPRECIATION
   OF SECURITIES                          0
                                 ----------


NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS    $   450,341
                                 ==========

*Commencement of operations.

                       See accompanying notes to financial statements.

                     Statement of Changes in Net Assets
                     ----------------------------------
                                 (Unaudited)

                           GOVERNMENT/REPO PORTFOLIO
                           -------------------------

                   June 1, 1995* through September 30, 1995
                   ---------------------------------------

                                                                Year to Date
                                                               -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income                                         $   450,341
                                                                  ----------
       Net increase in net assets
         resulting from operations                                   450,341
                                                                  ----------
DIVIDENDS TO PARTICIPATION CERTIFICATE HOLDERS:

   From net investment income
       $.019 per PC                                                 (450,341)
                                                                  ----------
CAPITAL TRANSACTIONS:

   Proceeds from sale of 44,300,000 PCs                           44,300,000

   Value of 309,898 PCs issued in
       reinvestment of dividends                                     309,898

   Cost of 0 PCs repurchased                                               0
                                                                  ----------

   Increase in net assets derived
       from capital transactions                                  44,609,898
                                                                  ----------
   Total increase in net assets                                   44,609,898

NET ASSETS:

   Beginning of period                                                     0
                                                                  ----------
   End of period                                                 $44,609,898
                                                                  ==========

*Commencement of operations.

                       See accompanying notes to financial statements.

                                             FINANCIAL HIGHLIGHTS
                                                  (Unaudited)

                                           GOVERNMENT/REPO PORTFOLIO
                                           -------------------------

                   For a Participation Certificate (PC) Outstanding Throughout the Period

                                          6/1/95(1)
                                         through
                                         9/30/95
                                         -------
Net Asset Value, Beginning of Period       $1.00
                                            ----
Income From Investment Operations:
---------------------------------
Net Investment Income                       .019
Net Realized Gain (Loss) on Investments        0
                                            ----
Total From Investment Operations            .019
                                            ----
Less Distributions:
------------------
Dividends to PC holders from
  Net Investment Income                    (.019)
Distributions to PC holders from
  Net Capital Gains                            0
                                            ----
Total Distributions                        (.019)
                                            ----

Net Asset Value, End of Period             $1.00
                                            ====

Total Return(1) (3)                         5.99%

Ratios/Supplemental Data:
------------------------
Net Assets, End of Period (000)          $44,610
Ratio of Expenses to Average
  Net Assets(2) (3)                          .10%
Ratio of Net Investment Income
  to Average Net Assets(3)                  5.81%

---------------------------

(1)  Commencement of operations
(2)  Without the waiver of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .33%.
(3)  Annualized

                             Notes to Financial Statements
                                      (Unaudited)


A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of three separate portfolios, the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Fund presently offers three classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized, the Money Market Portfolio - two billion PCs authorized and the Short-Term Portfolio - one billion PCs authorized.

B. Significant accounting policies relating to the Government/REPO Portfolio's ("the Portfolio") are as follows:

   SECURITY VALUATION - Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

   DIVIDENDS TO PARTICIPATION CERTIFICATE HOLDERS - Dividends of net investment income of the Portfolio are declared daily and paid monthly. Dividends payable are recorded on the dividend record date.

   FEDERAL INCOME TAXES - No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve the Portfolio from all, or substantially all, federal income and excise taxes.

   REPURCHASE AGREEMENTS - The Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system.

C. The Portfolio has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

   PNC Institutional Management Corporation ("PIMC"), an indirectly wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as the Portfolio's investment advisor and service agent. As compensation for its services the Portfolio pays PIMC a fee, computed daily and paid monthly, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

   Health Plans Capital Services Corp. ("CSC") serves as the Portfolio's administrator and acts generally in a supervisory capacity with respect to the Portfolio's overall operations and relations with holders of PCs. As compensation for its services the Portfolio pays CSC a fee, computed daily and payable monthly at an annual rate not to exceed .05% of the average daily net assets of the Portfolio.

   PNC Bank acts as custodian of the Portfolio's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the transfer agent and dividend disbursing agent. PNC Bank and PFPC receive fees from the Portfolio for serving in these capacities.

   PIMC voluntarily waived $15,503 of advisory fees and CSC voluntarily waived $2,237 of administrator fees payable by the Government/REPO Portfolio during the four months ended September 30, 1995.

D. At September 30, 1995, net assets consisted of:

                                    Government/REPO
                                       Portfolio
                                    ---------------
    Capital paid in................     $44,609,898
    Accumulated realized gain (loss)
      on security transactions.....          -
    Net unrealized appreciation of
      investments..................          -
                                         ----------
                                        $44,609,898
                                         ==========

E. These unaudited, interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments were of a normal recurring nature.
                                      B-61

				    PART C

			       OTHER INFORMATION


Item 24.    Financial Statements and Exhibits
	    ---------------------------------
	    (a)Financial Statements

	       (1)Included in Part A:

		  Financial Highlights

	       (2)Included in Part B:

		  Report of Independent Accountants; Statements of Net Assets of the Money Market Portfolio and the Short-Term Portfolio as of December 31, 1994; Statements of Operations for the Money Market Portfolio and the Short-Term Portfolio for the year ended December 31, 1994; Statements of Changes in Net Assets for the Money Market Portfolio and the Short-Term Portfolio for the years ended December 31, 1994 and December 31, 1993; Financial Highlights for the Money Market Portfolio and the Short-Term Portfolio (for a Participation Certificate outstanding throughout the period) for the years ended December 31, 1994, December 31, 1993, December 31, 1992,
		  December 31, 1991 and December 31, 1990; Notes to
		  Financial Statements

		  Uncertified Financial Statements as of June 30, 1995 for the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio.

		  Uncertified Financial Statements as of September 30, 1995 for the Government/REPO Portfolio.

	    (b)Exhibits

Exhibit No.       Description of Exhibit
-----------       ----------------------
      1           Form of Amended and Restated Articles of Incorporation of
		  Registrant *

      1 (a) Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant *****

      1 (b) Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant ******

      2           Bylaws of Registrant as Amended *******

      3           Not applicable

      4 Specimen copy of Participation Certificate issued by Registrant *

      5 Form of Investment Advisory and Service Agreement for the Money Market Portfolio *

      5 (a)       Form of Investment Advisory Agreement for the Short-Term
		  Portfolio **

      5 (b)       Form of Investment Advisory Agreement for the
		  Government/REPO Portfolio*********

      6           Not applicable

      7           Not applicable

      8           Form of Custodian Agreement ****

      8 (a)       Form of Transfer Agency Agreement ****

      9           Form of Administration Agreement ****

      9 (a)       Form of Service Agreement for the Short-Term Portfolio *

     10           Opinion of Counsel **

     11           Consent of Coopers & Lybrand L.L.P.

     12           Not applicable

     13           Subscription Agreement ***

     14           Not applicable

     15           Not applicable

     16           Computation of performance quotation********

     27.1         Financial Data Schedule for the Money Market
		  Portfolio*********

     27.2         Financial Data Schedule for the Short-Term
		  Portfolio*********
------------------------
* Incorporated by reference from Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on August 12, 1985

** Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on October 25, 1985

*** Incorporated by reference from Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on January 8, 1987

**** Incorporated by reference from Pre-Effective Amendment No. 4 to Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on March 5, 1987

***** Incorporated by reference from Post-Effective Amendment No. 2 to
      Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on April 28, 1988

****** Incorporated by reference from Post-Effective Amendment No. 3 to
      Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on April 3, 1989

******* Incorporated by reference from Post-Effective Amendment No. 7 to
      Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on April 16, 1992

******** Incorporated by reference from Post-Effective Amendment No. 10 to
      Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on March 29, 1995

********* Incorporated by reference from Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the registrant on March 30, 1995.

Item 25.    Persons Controlled by or Under Common
	    Control with Registrant
	    -------------------------------------
	    None

Item 26.    Number of Holders of Securities
	    -------------------------------
	    As of March 8, 1995, the number of record holders of Investment Company PCs were as follows:

				Number of
	     Portfolio        Record Holders
	     ---------        --------------
	    Money Market           135

	    Short-Term              31

Item 27.    Indemnification
	    ---------------
	    Under Article IX of the Registrant's Articles of Incorporation, any Trustee, Officer, employee or agent of the Registrant is indemnified to the fullest extent permitted by the General Corporation Law of the State of Maryland from and against any and all of the expenses and liabilities reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Trustee, Officer, employee or agent of the Registrant. This provision does not authorize indemnification when it is determined that such Trustee, Officer, employee or agent would otherwise be liable to Registrant or its PC holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties (collectively, "Disabling Conduct").

      The Registrant shall use reasonable and fair means to determine whether such indemnification shall be made. The determination that a person to be indemnified is not liable to the Registrant or its PC holders by reason of Disabling Conduct, and therefore eligible for indemnification, shall be determined by (i) a final decision on the merits by a court or other body before whom such proceeding is brought or (ii) after their review of the facts, by vote of a majority of a quorum of Trustees who are neither "interested persons" (as defined in the 1940 Act) nor parties to the proceeding (a "Disinterested Majority") or by independent counsel in a written opinion to the Registrant. The Registrant's indemnification policy permits the Registrant to advance attorneys' fees or other expenses incurred by its Trustees, Officers, employees or agents in defending such a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is determined ultimately that he is entitled to indemnification. As a condition to such advance (i) the indemnitee shall provide a security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a Disinterested Majority, or an independent legal counsel in a written opinion to the Investment Company, shall determine, based on a review of readily available facts to the Investment Company, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28.    Business and Other Connections of
	    Investment Adviser
	    ---------------------------------
      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of the Registrant's Investment Advisers is, or at any time during the past two (2) years have been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

		  PNC BANK, NATIONAL ASSOCIATION ("PNC Bank")


Position                              Other Business            Type of
with Bank        Name                   Connections             Business
---------     ----------              --------------            --------
Director      B.R. Brown              President and Chief       Coal
				      Executive Officer
				      Consol, Inc.
				      Pittsburgh, PA

Director      Constance E.            Chief, Division of        Medical
	       Clayton                Community Health Care
				      Medical College of
				      Pennsylvania
				      Philadelphia, PA

Director      Eberhard                Chairman and Chief        Manufacturing
	       Faber, IV              Executive Officer
				      E.F.L. Inc.
				      Bearcreek, PA

Director      Dr. Stuart Heydt        President and Chief       Medical
				      Executive Officer
				      Geisinger Foundation
				      Danville, PA

		  PNC BANK, NATIONAL ASSOCIATION ("PNC Bank")

Position                              Other Business            Type of
with Bank        Name                   Connections             Business
---------     ----------              --------------            --------
Director      Edward P.               Vice Chairman             Banking
	       Junker, III            PNC Bank, NA
				      Erie, PA

Director      Thomas A. McConomy      Chairman, President &     Manufacturing
				       Chief Executive Officer
				      Calgon Carbon Corp.
				      Pittsburgh, PA

Director      Robert C. Milsom        Retired
				      Pittsburgh, PA

Director      Thomas H. O'Brien       Chairman                  Banking
				      PNC Bank, NA
				      Pittsburgh, PA

Director      Dr. J. Dennis           Chancellor                Education
	       O'Connor               University of Pittsburgh
				      Pittsburgh, PA

Director      Rocco A. Ortenzio       Chairman and Chief        Medical
				       Executive Officer
				      Continental Medical
				      Systems, Inc.
				      Mechanicsburg, PA

Director      Jane G. Pepper          President                 Horticulture
				      Pennsylvania
				      Horticultural Society
				      Philadelphia, PA

Director      Robert C. Robb, Jr.     President                 Financial
				      Lewis, Eckert, Robb &     and
				      Company                   Management
				      Plymouth Meeting, PA      Consultants

Director      James E. Rohr           President and Chief       Banking
				       Executive Officer
				      PNC Bank, NA
				      Pittsburgh, PA

Director      Daniel M. Rooney        President                 Football
				      Pittsburgh Steelers
				       Football Club of the
				       National Football League
				      Pittsburgh, PA

Director      Seth E. Schofield       Chairman, President and   Airline
				       Chief Executive Officer
				      USAir Group and USAir, Inc.
				      Arlington, VA

		  PNC BANK, NATIONAL ASSOCIATION ("PNC Bank")

Position                              Other Business            Type of
with Bank        Name                   Connections             Business
---------     ----------              --------------            --------
Director      Robert M. Valentini     President and Chief       Communi-
				       Executive Officer         cations
				      Bell of Pennsylvania



	       PNC INSTITUTIONAL MANAGEMENT CORPORATION ("PIMC")

Position                              Other Business            Type of
with PIMC        Name                   Connections             Business
---------     ----------              --------------            --------
Vice          John R. Antczak         None
President

Director      Richard C. Caldwell     Executive Vice            Bank
				       President                Holding
				      PNC Bank Corp.

				      Executive Vice            Banking
				       President
				      PNC Bank, NA

				      Director                  Banking
				      PNC National Bank

				      Director                  Banking
				      PNC Trust Company
				      of New York

				      Director                  Investment
				      Provident Capital         Advisory
				      Management

				      Director                  Financial
				      PFPC Inc.                 Processing

Chairman      J. Richard Carnall      Executive Vice            Banking
and                                    President
Director                              PNC Bank, NA

				      Chairman and Director     Financial
				      PFPC Inc.                 Processing

				      Director                  Banking
				      PNC National Bank

				      Director                  Banking
				      PNC Trust Company
				      of New York

	       PNC INSTITUTIONAL MANAGEMENT CORPORATION ("PIMC")

Position                              Other Business            Type of
with PIMC        Name                   Connections             Business
---------     ----------              --------------            --------
				      Director                  Investment
				      Provident Capital         Advisory
				      Management

				      Director                  Equipment
				      Hayden Bolts, Inc.

				      Director                  Real Estate
				      Parkway Real Estate Co.

Vice          Jeffrey W. Carson       None
President

Vice          Katherine A. Chuppe     None
President

Senior        Vincent Ciavardini      President and Chief       Financial
Vice                                   Financial Officer        Processing
President                             PFPC Inc.

Vice          Mary J. Coldren         None
President

Vice          Michele C. Dillon       None
President

Vice          Patrick J. Ford         None
President

Controller    Pauline M.              Vice President            Financial
	       Heintz                                           Processing

Vice          Richard Hoerner         None
President

Vice          Michael S.              None
President      Hutchinson

Executive     Charles B. Landreth     Vice President            Banking
Vice                                  PNC Bank, NA
President

Chief         Nicholas M.             Senior Vice President     Banking
Financial      Marsini, Jr.           PNC Bank, NA
Officer
				      Director                  Financial
				      PFPC Inc.                 Processing

				      Director                  Banking
				      PNC Trust Company
				      of New York

	       PNC INSTITUTIONAL MANAGEMENT CORPORATION ("PIMC")

Position                              Other Business            Type of
with PIMC        Name                   Connections             Business
---------     ----------              --------------            --------
Vice          Michael J. Milligan     None
President

Senior        Scott Moss              None
Vice
President

President     Thomas H. Nevin         None
and Chief
Investment
Officer

Senior        Dushyant Pandit         None
Vice
President


Senior        John N. Parthemore      None
Vice
President

Secretary     Michelle L. Petrilli    Chief Counsel             Banking
				      PNC Bank, DE

				      Secretary
				      PFPC Inc.

Vice          Allyn Plambeck          None
President

Vice          W. Donald Simmons       None
President

Senior        James R. Smith          None
Vice
President

Director      Richard L. Smoot        President and Chief       Banking
				       Executive Officer
				      PNC Bank, NA

				      Director                  Financial
				      PFPC Inc.                 Processing

				      Director                  Banking
				      PNC Trust Company
				      of New York

Vice          Charles A.              None
President      Stiteler

	       PNC INSTITUTIONAL MANAGEMENT CORPORATION ("PIMC")

Position                              Other Business            Type of
with PIMC        Name                   Connections             Business
---------     ----------              --------------            --------
Group Vice    William F. Walsh        None
President

Vice          Stephen M. Wynne        Executive Vice            Financial
President                              President and Chief      Processing
Chief                                  Accounting Officer
Accounting                            PFPC Inc.
Officer and
Assistant
Secretary

     The principal address of PNC Bank Corp. is 5th Avenue and Wood Street, Pittsburgh, PA.

     The principal address of PNC Bank, National Association is 17th and Chestnut Streets, Philadelphia, PA.

     The principal address of PFPC Inc. is 103 Bellevue Parkway, Wilmington,
DE.


			      NEUBERGER & BERMAN

Name                          Business and Other Connections
----                          ------------------------------
Herbert W. Ackerman           Managing Director,
Partner, Adviser              Neuberger & Berman Management, Inc.

Robert J. Appel               None
Partner, Adviser

Howard Richard Berlin         Managing Director,
Partner, Adviser              Neuberger & Berman Management, Inc.

			      Vice President and Director,
			      Neuberger & Berman Partners Fund, Inc.

Jeffrey Bolton                None
Partner, Adviser

Richard A. Cantor             Chairman and Director,
Partner, Adviser              Neuberger & Berman Management, Inc.

Vincent T. Cavallo            Managing Director
Partner, Adviser and          Neuberger & Berman Management, Inc.
Chief Financial Officer

Stanley Egener                President and Director
Partner, Advisor              Neuberger & Berman Management, Inc.

			      NEUBERGER & BERMAN

Name                          Business and Other Connections
----                          ------------------------------
			      Chairman of the Board,
			      Neuberger & Berman Advisers Management Trust

			      Chairman of the Board,
			      Neuberger & Berman Partners Fund, Inc.

			      Chairman of the Board,
			      Neuberger & Berman Guardian Fund, Inc.

			      Chairman of the Board,
			      Neuberger & Berman Genesis Fund, Inc.

Michael N. Emmerman           None
Partner, Adviser

Robert D. English             None
Partner, Adviser

Jack M. Ferraro               None
Partner, Adviser

Howard L. Ganek               None
Partner, Adviser

Theodore P. Giuliano          Executive Vice President
Partner, Adviser              Neuberger & Berman Limited Maturity Bond Fund

			      Executive Vice President
			      Neuberger & Berman Ultra Short Bond Fund

			      Executive Vice President
			      Neuberger & Berman Cash Reserves

			      Managing Director
			      Neuberger & Berman Management, Inc.

			      Vice President
			      Advisers Management Trust

			      Executive Vice President
			      Neuberger & Berman Multi Series Fund, Inc.

			      Executive Vice President
			      Neuberger & Berman Municipal Money Fund

			      Executive Vice President
			      Neuberger & Berman Municipal Securities Trust

Arthur A. Goldberg            None
Partner, Adviser

			      NEUBERGER & BERMAN

Name                          Business and Other Connections
----                          ------------------------------
Mark R. Goldstein             Managing Director
Partner, Adviser              Neuberger & Berman Management, Inc.

Theresa A. Havell             President and Director
Partner, Adviser              Neuberger & Berman Multi Series Fund, Inc.

			      President and Trustee
			      Neuberger & Berman Cash Reserves

			      President and Trustee
			      Neuberger & Berman Municipal Money Fund

			      President and Trustee, Neuberger & Berman
			      Municipal Securities Trust

			      President and Trustee
			      Neuberger & Berman Limited Maturity Bond Fund

			      President and Trustee
			      Neuberger & Berman Ultra Short Bond Fund

			      Vice President and Managing Director
			      Neuberger & Berman Management, Inc.

			      Vice President
			      Advisers Management Trust

Lee H. Idleman                None
Partner, Adviser

Alan L. Jacobs                None
Partner, Advisor

Michael M. Kassen             Managing Director
Partner, Advisor              Neuberger & Berman Management, Inc.

			      President and Director
			      Neuberger & Berman Partners Fund

Lee P. Klingenstein           None
Partner, Adviser

Irwin Lainoff                 Vice President
Partner, Adviser              Neuberger & Berman Management, Inc.

Joseph R. Lasser              None
Partner, Adviser

Christopher J.                Managing Director
  Lockwood                    Neuberger & Berman Management, Inc.
Partner, Adviser

			      NEUBERGER & BERMAN

Name                          Business and Other Connections
----                          ------------------------------
Lawrence Marx, III            Senior Vice President and Director
Partner, Adviser              Neuberger & Berman Selected Sectors Fund, Inc.

			      Vice President
			      Neuberger & Berman Focus Fund, Inc.

			      Vice President and Managing Director
			      Neuberger & Berman Management, Inc.

Robert R.McComsey             None
Partner, Adviser

Martin McKerrow               Managing Director
Partner, Adviser              Neuberger & Berman Management, Inc.

Martin Messinger              None
Partner, Adviser

Stephen E. Milman             President and Director
Partner, Adviser              Neuberger & Berman Genesis Fund, Inc.

			      Managing Director
			      Neuberger & Berman Management, Inc.

Keith M. Moore                Managing Director
Partner, Adviser              Neuberger & Berman Management, Inc.

Beth W. Nelson                None
Partner, Advisor

Marie S. Neuberger            None
Limited Partner

Roy R. Neuberger              None
Partner, Adviser

Harold J. Newman              None
Partner, Adviser

William P. Overman            None
Partner, Adviser

Daniel P. Paduano             Vice President
Partner, Adviser              Neuberger & Berman Partners Fund, Inc.

Norman H. Pessin              None
Partner, Adviser

Leslie M. Pollack             None
Partner, Adviser

			      NEUBERGER & BERMAN

Name                          Business and Other Connections
----                          ------------------------------
William A. Potter             None
Partner, Adviser

Janet W. Prindle              None
Partner, Adviser

C. Carl Randolph              Managing Director
Partner, General Counsel      Neuberger & Berman Management, Inc.

Jack C. Schnackenberg, Jr.    None
Partner, Adviser

Marvin C. Schwartz            Director
Partner, Adviser              Neuberger & Berman Management, Inc.

Kent C. Simons                President and Director
Partner, Adviser              Neuberger & Berman Guardian Fund, Inc.

			      President
			      Neuberger & Berman Focus Fund, Inc.

			      Vice President and Managing Director
			      Neuberger & Berman Management, Inc.

Robert E. Spilka              None
Partner, Adviser

Gloria H. Spivak              None
Partner, Adviser

Heidi S. Steiger              Managing Director
Partner, Adviser              Neuberger & Berman Management, Inc.

Bernard Z. Stein              None
Partner, Adviser

Fred Stein                    None
Partner, Adviser

Eleanor M. Sterne             None
Partner, Adviser

Philip A. Straus              None
Partner, Adviser

Peter Strauss                 None
Partner, Adviser

Allan D. Sutton               None
Partner, Adviser

			      NEUBERGER & BERMAN

Name                          Business and Other Connections
----                          ------------------------------
Dietrich Weismann             None
Partner, Adviser

Lawrence Zicklin              Director
Partner, Adviser              Neuberger & Berman Management, Inc.

The principal address of Neuberger & Berman and of Neuberger & Berman Management Incorporated is 605 Third Avenue, New York, New York.



Item 29.    Principal Underwriter
	    ---------------------
	    Not applicable

Item 30.    Location of Account and Records
	    -------------------------------
		  Location
		  --------
	     (To the extent known)    Types of Records
	    -----------------------   ----------------
	 1. Health Plans Capital      Copies of the Minute Book, Bylaws,
	    Services Corp.            Amended and Restated Articles of
	    676 St. Clair Street      Incorporation, annual audited financial
	    Chicago, IL 60611         statements, and those records maintained
				      by the Investment Company's Custodian and Transfer Agent.

	 2. Neuberger & Berman        Records of the Short-Term Portfolio's
	    605 Third Avenue          investment activities and all periodic
	    New York, NY 10158        financial and statistical reports and
				      returns required to be filed with the SEC and other regulatory agency, including statements, confirmations, monthly purchase and sale ledgers, statements of investment income, calculations of the weighted average maturity and the yield of the Short-Term Portfolio.

	 3. PFPC Inc.                 Returns and reports relating to the
	    P.O. Box 8950             Investment Company's dividends and
	    Wilmington, DE 19899      distributions; proxy cards for meetings
				      of the Investment Company's PC holders;
				      correspondence from PC holders,
				      securities brokers and others; state by
				      state registration reports; periodic and special reports required or requested by state insurance commissions and the
				      Investment Company; various types of
				      statistical information relating to the
				      PC holder accounts; and for each PC
				      holder (i) his name, address, and United
				      States Tax Identification or Social
				      Security number,

Location (To the extent known)        Types of Records
------------------------------        ----------------
				      (ii) number of PCs held and number of PCs for which certificates, if any, have been issued, including certificate numbers and denominations, (iii) historical information regarding the account of each PC holder, including dividends and distributions paid and the date and price paid for all transactions in a PC holder's account, (iv) any stop or restraining order placed against a PC holder's account, (v) any correspondence relating to the current maintenance of a PC holder's account, information with respect to withholdings and (vi) any information required by PFPC to perform any calculations contemplated or required by the 1940 Act.

	 4. PNC Institutional         Daily journals of the Money Market
	    Management Corp.          Portfolio's ("MMP's") investments, PCs,
	    400 Bellevue Parkway      income and expenses, books and records
	    Wilmington, DE  19809     relating to the MMP's securities
				      transactions; the MMP's books of account;
				      the Investment Company's semi-annual
				      reports to the SEC on Form N-SAR,
				      federal, state and other tax records,
				      reports to PC holders and notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act; and for each Portfolio (i) unaudited financial statements, including
				      Schedules of Investments, Statements of
				      Assets and Liabilities, Statements of
				      Operations, Statements of Changes in Net
				      Assets, Cash Statements and Schedules of
				      Capital Gains and Losses, (ii) fiscal
				      year summaries and (iii) quarterly broker security transaction summaries and monthly security transaction listings.

	 5. PNC Bank, National        Separate custodian accounts for each
	    Association               Portfolio; records of securities and non-
	    17th and Chestnut Sts.    cash property of each Portfolio; daily
	    Philadelphia, PA 19103    confirmations and summaries of transfers
				      to or from the account of each Portfolio;
				      monthly statements of each Portfolio's
				      property held by PNC Bank; books and
				      records relating to the Investment
				      Company's participation in the Book-Entry
				      System or use of the Depository; reports on PNC Bank's own system of internal control; periodic and special reports as the Investment Company requests; monthly

Location (To the extent known)        Types of Records
------------------------------        ----------------
				      statements summarizing all transactions
				      and entries for the account of each
				      Portfolio; monthly reports of portfolio
				      securities belonging to each Portfolio;
				      monthly reports of the cash account of
				      each Portfolio showing disbursements;
				      reports required pursuant to Rule 17f-4
				      under the 1940 Act; and reports and data requested or required by state insurance commissioners.

	 6. Burton X. Rosenberg       Minute Book, Bylaws and Amended and
	    Seyfarth, Shaw,           Restated Articles of Incorporation.
	    Fairweather & Geraldson
	    55 East Monroe Street
	    Suite 4200
	    Chicago, Illinois 60603


Item 31.    Management Services
	    -------------------
	    Not applicable


Item 32.    Undertakings
	    ------------
	    The Investment Company undertakes to furnish each person to whom a prospectus has been delivered with a copy of its latest annual report to Participation Certificate holders, upon request and without charge.

				  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Plan Investment Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 12 to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 8th day of November, 1995.


				PLAN INVESTMENT FUND, INC.

				By:      BURTON X. ROSENBERG
				   -------------------------------
					 Burton X. Rosenberg
					     Secretary

ATTEST:

	 PETER NORTON
--------------------------------
	 Peter Norton
      Assistant Secretary


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature                           Title                 Date
      ---------                           -----                 ----

				      Trustee,
     *PHILIP A. GOSS                  President and         November 8, 1995
-----------------------------         Chief Executive
      Philip A. Goss                  Officer

     *STEVEN L. HOOKER                Trustee               November 8, 1995
-----------------------------
      Steven L. Hooker

     *WILLIAM M. LOWRY                Trustee               November 8, 1995
-----------------------------
      William M. Lowry

     *DAVID M. MURDOCH                Trustee and           November 8, 1995
-----------------------------         Treasurer
      William M. Lowry

     *THOMAS J. WARD                  Trustee               November 8, 1995
-----------------------------
      Thomas J. Ward

     *SHERMAN M. WOLFF                Trustee               November 8, 1995
-----------------------------
      Sherman M. Wolff

*Executed on behalf of the indicated Officers and Trustees by Burton X. Rosenberg, duly appointed attorney-in-fact.


By:  BURTON X. ROSENBERG
   -----------------------------------------
     Burton X. Rosenberg, Attorney-in-fact

			       INDEX TO EXHIBITS

Exhibit No.  Description of Exhibit
-----------  ----------------------
      1      Form of Amended and Restated Articles of Incorporation of
	     Registrant*
      1 (a)  Articles of Amendment to Amended and Restated Articles of
	     Incorporation of Registrant*****
      1 (b)  Articles of Amendment to Amended and Restated Articles of
	     Incorporation of Registrant******
      2      Bylaws of Registrant as Amended*******
      4      Specimen copy of Participation Certificate issued by Registrant*
      5      Form of Investment Advisory and Service Agreement for the Money
	     Market Portfolio*
      5 (a)  Form of Investment Advisory Agreement for the Short-Term
	     Portfolio**
      5 (b)  Form of Investment Advisory Agreement for the Government/REPO
	     Portfolio*********
      8      Form of Custodian Agreement****
      8 (a)  Form of Transfer Agency Agreement****
      9      Form of Administration Agreement****
      9 (a)  Form of Service Agreement for the Short-Term Portfolio*
     10      Opinion of Counsel**
     11      Consent of Coopers & Lybrand L.L.P.
     13      Subscription Agreement***
     16      Computation of performance quotation********
     27.1    Financial Data Schedule for the Money Market Portfolio
     27.2    Financial Data Schedule for the Short-Term Portfolio
------------------------

* Incorporated by reference from Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on August 12, 1985

** Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on October 25, 1985

*** Incorporated by reference from Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on January 8, 1987

**** Incorporated by reference from Pre-Effective Amendment No. 4 to Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on March 5, 1987

***** Incorporated by reference from Post-Effective Amendment
      No. 2 to Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on April 28, 1988

****** Incorporated by reference from Post-Effective Amendment No. 3 to
      Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on April 3, 1989

******* Incorporated by reference from Post-Effective Amendment No. 7 to
      Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on April 16, 1993

******** Incorporated by reference from Post-Effective Amendment No. 10 to
      Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on March 29, 1995

********* Incorporated by reference from Post-Effective Amendment No. 11 to
      Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on March 30, 1995

EXHIBIT 11


		      CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the following with respect to Post-Effective Amendments Nos. 12 and 15 to the Registration Statement (No. 2-99584) on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, respectively, as amended, for the Money Market and Short-Term Portfolios of Plan Investment Fund, Inc.:

1. The inclusion of our report dated February 2, 1995 accompanying the financial statements of Plan Investment Fund, Inc. in the Statement of Additional Information.

2. The incorporation by reference of our report dated February 2, 1995 into the Prospectus.

3. The reference to our firm under the headings "Portfolio Fee Tables", "Financial Highlights", and "General Information" in the Prospectus, and under the heading "Independent Accountants" in the Statement of Additional Information.





COOPERS & LYBRAND L.L.P.
------------------------

Coopers & Lybrand L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 7, 1995